UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

___________________________________________

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23715

___________________________________________

OAKTREE DIVERSIED INCOME FUND INC.
(Exact name of registrant as specified in charter)

___________________________________________

Brookfield Place
225 Liberty Street, 35th Floor
New York, New York 10281-1048
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Esq.
Brookfield Public Securities Group LLC
Brookfield Place
225 Liberty Street, 35th Floor
New York, New York 10281-1048
(Name and address of agent for service)

___________________________________________

(855) 777-8001
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Oaktree Diversified Income Fund Inc.

Semi-Annual Report

June 30, 2024

IN PROFILE

Oaktree Fund Advisors, LLC (the “Adviser” or “Oaktree”) is an investment adviser registered with the SEC and is also an affiliate and related adviser of Oaktree Capital Management, L.P., an investment adviser registered with the SEC. Oaktree serves as the investment adviser to the Fund. Oaktree was founded in April 1995 and is a leader among global investment managers specializing in alternative investments. Oaktree manages assets across a wide range of investment strategies within four asset classes: Credit, Private Equity, Real Assets, and Listed Equities. As of June 30, 2024, Oaktree had $193 billion in assets under management. Brookfield Public Securities Group LLC (“PSG”) serves as the Administrator to the Fund. PSG is an indirect wholly-owned subsidiary of Brookfield Asset Management ULC with approximately $1 trillion of assets under management as of June 30, 2024, an unlimited liability company formed under the laws of British Columbia, Canada (“BAM ULC”). Brookfield Corporation, a publicly traded company (NYSE: BN; TSX: BN), holds a 75% interest in BAM ULC, while Brookfield Asset Management Ltd., a publicly traded company (NYSE: BAM; TSX: BAMA) (“Brookfield Asset Management”), holds a 25% interest in BAM ULC. In 2019, Brookfield acquired a majority interest in Oaktree.

Oaktree Diversified Income Fund Inc. (the “Fund”) is managed by Oaktree Fund Advisors, LLC. The Fund uses its website as a channel of distribution of material company information. Financial and other material information regarding the Fund is routinely posted on and accessible at https://www.brookfieldoaktree.com/fund/oaktree-diversified-income-fund-inc

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website https://www.brookfieldoaktree.com/fund/oaktree-diversified-income-fund-inc, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker, investment adviser, bank or trust company) or, if you are a direct investor, by calling the Fund (toll-free) at 1-855-777-8001 or by sending an e-mail request to the Fund at info@brookfieldoaktree.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you may call 1-855-777-8001 or send an email request to info@brookfieldoaktree.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with the Fund.

This report is for shareholder information. This is not a Prospectus intended for use in the purchase or sale of Fund shares.

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

LETTER TO SHAREHOLDERS

Dear Shareholders,

We are pleased to provide the Semi-Annual Report for the Oaktree Diversified Income Fund (the “Fund”) for the six month period ended June 30, 2024.

Risk assets performed well in both the first quarter and second quarter of 2024. As inflation remains above target, market expectations for policy rate cuts decreased significantly in the U.S., resulting in higher interest rates. The 10-year U.S. Treasury yield increased by 52 bps during the period to 4.4%. However, resilient economic growth continued to support risk assets, with global equities gaining 12.0% and global high yield spreads narrowing 23 bps. Global senior loans and high yield bonds had strong performance, returning 4.6% and 2.8%, respectively, while longer duration global investment grade bonds returned 0.5%. Overall, it was a profitable period to be invested in sub-investment grade rated credit.

The Fund’s diversified asset mix of both public and private debt investments provided investors with a net return of 5.64% during the six-month period, with each of the strategies contributing positively to the fund’s performance. High income was generated from the portfolio’s nearly 67% allocation to floating-rate debt, which accounted for over 75% of the fund’s returns over the period. Structured credit led performance, as collateralized loan obligation (CLO) debt tranches across ratings categories benefited from spread compression and high current income, and real estate debt was supported by gains in non-agency residential mortgage-backed securities (RMBS), hospitality-backed single asset single borrower (SASB) commercial mortgage-backed securities (CMBS) and commercial real estate (CRE) CLOs. Private credit also had strong returns, benefitting from strong performance among floating rate loans in the health care and industrial sectors. Senior loans in the U.S. and Europe also contributed positively to returns, benefitting from low duration, current income and tighter spreads. High yield bonds had strong performance in both the U.S. and Europe, benefiting from spread compression — although these longer duration securities lagged senior loans. Emerging markets debt gained, led by our corporate exposures in Latin America and Asia, as the portfolio’s holdings outperformed the broader market. Lastly, the portfolio’s allocation to global convertibles also performed well, outperforming the global convertible bond index.

Year-to-date, risk markets have benefitted from improving sentiment, reasonable fundamentals, and supportive technicals. The demand for sub-investment grade debt has increased in recent quarters, but the supply of new bonds hasn’t grown at the same pace. While positive technicals are likely to continue putting upward pressure on loan and bond prices in the near term, we anticipate a bumpier market performance over the next year due to two emerging risk factors: overleveraged borrowers and overextended consumers. Average fundamentals in the high yield bond and leveraged loan markets remain fairly sound, but tail risk — especially in the public and private loan markets — is continuing to grow as companies struggle with overleveraged capital structures put in place with the expectation that interest rates would remain near zero.

Additionally, over the last year, the economy has been supported by the resilience of the U.S. consumer. However, we’re beginning to see cracks emerge in the consumer lending market — particularly in the non-prime segment.

Finally, markets are exposed to potential volatility due to the uncertainty surrounding the upcoming U.S. elections. Given these risks, we have been positioning the portfolio to limit exposure to consumer dependent sectors/companies as well as credits less able to sustain their interest burdens, such as legacy media/telecom companies. Indeed, we believe we are in a credit pickers market.

Recently, we’ve continued to deploy capital into high yield bonds, structured credit, and senior loans, valuing the robust current income generated by our floating-rate assets, which complements the strong capital appreciation potential of our high-quality, fixed-rate assets. Within floating rate assets, we find that European senior loans offer attractive yields when hedged to U.S. dollars, and we think BB- and BBB-rated CLOs represent a risk-controlled way to add incremental spread to the portfolio. We believe we have a strong pipeline of private credit opportunities in both the sponsor-backed and non-sponsor segments. We are also excited about the opportunity in asset-backed finance, which offers the potential to diversify across a broad range of industries focused on contractual assets, such as pools of loans, leases, mortgages or other receivables. Within fixed-rate high yield bonds, we continue to prefer our “middle of the fairway” approach to quality which allows us to capture an attractive yield without being overexposed to segments of the market with elevated default/loss risk.

2024 Semi-Annual Report	1

LETTER TO SHAREHOLDERS (continued)

We believe credit selection will remain a key differentiator in investment outcomes as we see continued dispersion within risk markets. Recent market behavior has also emphasized the importance of income within a portfolio which can help insulate performance from macroeconomic volatility. Looking ahead, we believe the portfolio remains well-positioned with an average yield near 12%, an average price in the mid-90s and a duration under 1.2 years.

In addition to performance information and additional discussion of factors impacting the Fund, this report provides the Fund’s unaudited financial statements and schedules of investments as of June 30, 2024.

We welcome your questions and comments and encourage you to contact our Investor Relations team at 1-855-777-8001 or visit us at https://publicsecurities.brookfield.com for more information.

Thank you for your support.

Sincerely,

Brian F. Hurley
President Oaktree Diversified Income Fund Inc.

____________

1 Yield reflects yield to worst. Yield to worst is a measure of the lowest possible yield that can be received on a bond that fully operates within the terms of its contract without defaulting.

These views represent the opinions of Oaktree Fund Advisors, LLC and are not intended to predict or depict the performance of any investment. These views are primarily as of the close of business on June 30, 2024 and subject to change based on subsequent developments.

Must be preceded or accompanied by a Prospectus.

Past performance is no guarantee of future results.

Investing involves risk. Principal loss is possible. Real assets includes real estate securities, infrastructure securities and natural resources securities. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Infrastructure companies may be subject to a variety of factors that may adversely affect their business, including high interest costs, high leverage, regulation costs, economic slowdown, surplus capacity, increased competition, lack of fuel availability and energy conservation policies. Natural resources securities may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics.

Quasar Distributors, LLC is the distributor of Oaktree Diversified Income Fund Inc.

2

OAKTREE DIVERSIFIED INCOME FUND INC. Fund Performance (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

As of June 30, 2024	Six Months†	1 Year	Since Inception*
Class D Shares	5.64%	12.18%	3.38%
S&P/LSTA Leveraged Loan Index	4.10%	10.78%	6.22%

† Returns for less than one year are not annualized.

* Class D Shares commenced operations on November 1, 2021.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Disclosure

All returns shown in USD.

S&P/LSTA (Loans Syndications and Trading Association) Leveraged Loan Index tracks the largest leveraged-loan-to-market facilities, considering market weightings, spreads and interest payments.

An index does not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation or solicitation for any person to buy, sell or hold any particular security. There is no assurance that the Fund currently holds these securities. Please refer to the Schedule of Investments contained in this report for a full listing of fund holdings.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance includes the reinvestment of income, dividends and capital gain distributions. To obtain performance information current to the most recent month-end, please call 1-855-862-5873. Performance reflects management fees and other fund expenses.

An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing.

The Fund is subject to investment risks, including the possible loss of principal invested. Investing involves risk, and principal loss is possible. The Adviser employs an active approach to allocation across multiple credit sectors, but there is no guarantee that such allocation techniques will produce the desired results. General interest rate fluctuations may have a substantial negative impact on the Fund’s investments and investment opportunities, and, accordingly, may have a material adverse effect on the Fund’s rate of return. The Fund may invest in foreign securities, including, but not limited to, risk related to exchange rate changes, political and economic upheaval, and relatively low market liquidity, all of which are magnified in emerging markets. The Fund intends to invest in illiquid investments which can face significant difficulties and delays associated with such transactions, and the Fund may be unable to sell other illiquid investments when it desires to do so, resulting in the Fund obtaining a lower price or being required to retain the investment. Investments in derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments.

High-yield debt securities rated below investment grade are commonly referred to as “junk bonds” and are considered speculative. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Bank loans (including senior loans) are usually rated below investment grade, and the market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, restrictions on resale, and extended trade settlement periods. The Fund’s investments in senior loans may be subject to greater levels of credit risk, call risk, settlement risk and liquidity risk than funds that do not invest in such securities. The Fund may invest in distressed securities of corporate issuers that are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or interest or in significant risk of being in such default which is speculative and involves significant risk. Distressed Securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses

2024 Semi-Annual Report	3

OAKTREE DIVERSIFIED INCOME FUND INC. Fund Performance (Unaudited)

in order to protect and recover its investment. The Fund may invest in loans that may be “covenant-lite,” generally loans that do not have financial maintenance covenants, which can cause the Fund to have fewer rights against a borrower and may have a greater risk of loss on such investments.

The Fund may invest in a variety of mortgage related and other asset-backed securities, which are subject to greater price volatility in relation to interest rate movements. Residential mortgage backed securities (RMBS) may be subject to prepayment risk, meaning that securities may be paid off more quickly than originally anticipated and the Fund will have to invest the proceeds in securities with lower yields. Commercial mortgage backed securities (CMBS) may be subject to extension risk, meaning that the value of CMBS may be adversely affected in rising interest rate environments when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. Investments in collateralized loan obligations (CLOs) carry additional risks including, but not limited to: 1) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; 2) the quality of the collateral may decline in value or default; 3) the possibility that the Fund may invest in CLOs that are subordinate to other classes; and 4) the complex structure of the security may produce disputes with the issuer or unexpected investment results.

Short term performance in particular is not a good indication of the Fund’s future performance and an investment should not be made based solely on returns.

These views represent the opinions of Oaktree Fund Advisors, LLC and are not intended to predict or depict the performance of any investment. These views are as of the close of business on June 30, 2024 and subject to change based on subsequent developments.

4

OAKTREE DIVERSIFIED INCOME FUND INC. Portfolio Characteristics (Unaudited) June 30, 2024
ASSETS BY SECTOR[1]
Corporate Credit
— Senior Loans (Syndicated)	30.2%
— High Yield	21.4%
— Emerging Markets	2.0%
— Convertible Bonds	0.4%
— Investment Grade	0.0%[2]
Total Corporate Credit	54.0%
Structured Credit
— Collateralized Loan Obligations	15.2%
— Commercial Mortgage-Backed Securities	4.0%
— Residential Mortgage-Backed Securities	2.7%
— Asset-Backed Securities	5.8%
Total Structured Credit	27.7%
Private Credit
— Senior Loans	16.2%
— Preferred Stock	0.7%
— Common Stock	0.1%
— Warrants	0.1%
Total Private Credit	17.1%
Short-Term Investments
— Money Market Fund	1.2%
Total	100.0%
ASSETS BY GEOGRAPHY[1]
North America	81.0%
Europe Ex UK	10.9%
UK	4.7%
Asia Ex Japan	1.7%
South America	1.5%
Africa	0.2%
Total	100.0%

____________

1 Percentages are based on total market value of investments.

2 Percentage is less than 0.1%.

2023 Annual Report	5

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT – 63.5%
Senior Loans (Syndicated) – 35.5%
Aerospace & Defense – 1.2%
Aernnova Aerospace 7.72%, 02/19/30	Spain	EUR	450,000	$481,244
AI Convoy Luxembourg Sarl, First Lien Tranche B Term Loan 7.61% (6 mo. EURIBOR + 3.75%), 01/18/27 (a)	Luxembourg		58,915	63,314
Bleriot US Bidco, Inc., First Lien Tranche B Term Loan 8.57% (3 mo. Term SOFR + 4.00%), 10/30/28 (a)	United States	USD	750,000	754,406
Peraton Corp., First Lien Tranche B Term Loan 9.18% (1 mo. Term SOFR + 3.75%), 02/01/28 (a)	United States		703,591	704,524
Standard Aero Ltd., First Lien Tranche B1 Term Loan 8.83% (1 mo. Term SOFR + 3.50%), 08/24/28 (a)	United States		463,201	465,410
Standard Aero Ltd., First Lien Tranche B2 Term Loan 8.83% (1 mo. Term SOFR + 3.50%), 08/24/28 (a)	United States		178,598	179,450
TransDigm, Inc., First Lien Tranche I Term Loan 8.08% (3 mo. Term SOFR + 2.75%), 08/24/28 (a)	United States		620,312	622,136
Total Aerospace & Defense				3,270,484
Air Freight & Logistics – 0.1%
Swissport, Term Loan 8.11% (3 wk. EURIBOR + 4.25%), 03/27/31 (a)	United States	EUR	300,000	322,357
Automobile Components – 0.2%
First Brands Group LLC, First Lien Tranche B Term Loan 10.57% (3 mo. Term SOFR + 5.00%), 03/24/27 (a)	United States	USD	492,366	489,984
10.57% (3 mo. Term SOFR + 5.00%), 03/30/27 (a)	United States		149,298	148,645
Total Automobile Components				638,629
Automobiles – 0.3%
MajorDrive Holdings IV LLC, First Lien Tranche B Term Loan 9.57% (3 mo. Term SOFR + 4.00%), 06/01/28 (a)	United States		694,384	696,481
Beverages – 0.5%
Pegasus Bidco BV, First Lien Tranche B Term Loan 7.65% (3 mo. EURIBOR + 3.75%), 07/12/29 (a)	Netherlands	EUR	250,000	268,629
9.06% (3 mo. Term SOFR + 3.75%), 07/12/29 (a)	Netherlands	USD	492,525	496,012
Triton Water Holdings, Inc., First Lien Tranche B Term Loan 8.81% (3 mo. Term SOFR + 3.25%), 03/31/28 (a)	United States		731,205	732,302
Total Beverages				1,496,943

____________

See Notes to Consolidated Financial Statements.

6

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
Broadline Retail – 0.3%
Action, Tranche B5 Term Loan 8.33%, 06/20/31	United States	USD	750,000	$751,721
Building Products – 0.1%
Aquiles Spain Bidco SA, First Lien Tranche B Term Loan 8.99% (6 mo. EURIBOR + 4.85%), 02/19/29 (a)	Spain	EUR	300,000	311,957
Chemicals – 1.2%
Akzo Nobel Specialty Chemicals, First Lien Tranche B Term Loan 7.22% (3 mo. EURIBOR + 3.50%), 04/03/28 (a)	United States		300,000	320,331
Ineos Enterprises Holdings II Ltd., First Lien Tranche B Term Loan 7.95% (3 mo. EURIBOR + 4.00%), 06/23/30 (a)	United Kingdom		250,000	269,495
INEOS Finance PLC, First Lien Tranche B Term Loan 7.77% (1 mo. EURIBOR + 4.00%), 11/03/27 (a)	Luxembourg		247,403	264,500
Ineos Quattro Holdings UK Ltd., First Lien Tranche B Term Loan 8.27% (1 mo. EURIBOR + 4.50%), 03/09/29 (a)	United Kingdom		250,000	267,718
Ineos US Finance, First Lien Tranche B Term Loan 9.08% (1 mo. Term SOFR + 3.75%), 01/30/31 (a)	Luxembourg	USD	625,000	627,344
SCIH Salt Holdings, Inc., First Lien Tranche B Term Loan 8.83% (3 mo. Term SOFR + 4.00%), 03/16/27 (a)	United States		898,370	900,055
Windsor Holdings III LLC, First Lien Tranche B Term Loan 7.83% (1 mo. EURIBOR + 4.00%), 08/01/30 (a)	United States	EUR	160,000	171,967
9.32% (1 mo. Term SOFR + 4.00%), 08/01/30 (a)	United States	USD	297,754	300,061
Total Chemicals				3,121,471
Commercial Services & Supplies – 3.0%
Access CIG LLC, First Lien Term Loan 10.33% (3 mo. Term SOFR + 5.00%), 08/15/28 (a)	United States		945,250	952,491
Allied Universal Holdco LLC, First Lien Tranche B Term Loan 9.18% (1 mo. Term SOFR + 3.75%), 05/12/28 (a)	United States		817,956	815,735
Apleona Holding GmbH, First Lien Tranche B Term Loan 8.61% (3 mo. EURIBOR + 4.70%), 04/28/28 (a)	Germany	EUR	145,000	155,787
Atlas Luxco 4 SARL, First Lien Tranche B Term Loan 7.52% (1 mo. EURIBOR + 3.75%), 05/12/28 (a)	Luxembourg		246,212	262,239
Garda World Security Corp., First Lien Tranche B Term Loan 9.58% (3 mo. Term SOFR + 4.25%), 02/10/29 (a)	Canada	USD	997,462	1,004,943
Kings Buyer, First Lien Term Loan 11.95% (3 mo. Term SOFR + 6.50%), 09/01/46 (a),(b)	United States		2,229,891	2,202,017

____________

See Notes to Consolidated Financial Statements.

2024 Semi-Annual Report	7

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
Restaurant Technologies, Inc., First Lien Tranche B Term Loan 9.55% (3 mo. Term SOFR + 4.25%), 03/17/29 (a)	United States	USD	844,960	$823,612
TMS International Corp., First Lien Tranche B Term Loan 9.58% (1 mo. Term SOFR + 4.25%), 03/01/30 (a)	United States		495,009	498,106
Triangle, Tranche B Term Loan 7.51%, 04/28/28	Germany	EUR	155,000	166,516
Trugreen LP, First Lien Tranche B Term Loan 9.43% (1 mo. Term SOFR + 4.00%), 10/29/27 (a)	United States	USD	606,149	585,540
TTD Holding IV GmbH, First Lien Tranche B5 Term Loan 7.68% (1 mo. EURIBOR + 4.00%), 10/16/29 (a)	Germany	EUR	250,000	267,371
USIC Holdings Inc., First Lien Tranche B Term Loan 8.94% (1 mo. Term SOFR + 3.50%), 05/31/28 (a)	United States	USD	29,781	28,869
9.10% (3 mo. Term SOFR + 3.50%), 05/31/28 (a)	United States		290,921	282,011
Total Commercial Services & Supplies				8,045,237
Communications Equipment – 0.3%
Genesys Cloud Services Holdings II LLC, First Lien Tranche B Term Loan 8.83% (1 mo. Term SOFR + 3.50%), 12/01/27 (a)	United States		741,699	746,072
Construction & Engineering – 0.9%
ADB Companies LLC, First Lien Term Loan 12.11% (3 mo. Term SOFR + 6.50%), 12/18/25 (a),(b)	United States		1,109,088	1,075,815
Artera Services LLC, First Lien Term Loan 9.81% (3 mo. Term SOFR + 4.50%), 02/07/31 (a)	United States		673,313	677,699
Tiger Acquisition LLC, First Lien Tranche B Term Loan 8.68% (1 mo. Term SOFR + 3.25%), 06/01/28 (a)	United States		733,040	728,173
Total Construction & Engineering				2,481,687
Containers & Packaging – 1.0%
Charter Next Generation, Inc., First Lien Tranche B Term Loan 8.83% (1 mo. Term SOFR + 3.50%), 12/01/27 (a)	United States		989,776	992,647
Clydesdale Acquisition Holdings, Inc., First Lien Tranche B Term Loan 9.10% (1 mo. Term SOFR + 3.68%), 06/30/29 (a)	United States		471,631	473,251
Kouti BV, First Lien Tranche B3 Term Loan 7.93% (3 mo. EURIBOR + 4.00%), 08/31/28 (a)	Netherlands	EUR	200,000	214,499
Proampac PG Borrower LLC, First Lien Tranche B Term Loan 9.32% (3 mo. Term SOFR + 4.00%), 09/15/28 (a)	United States	USD	361,696	363,007
9.33% (3 mo. Term SOFR + 4.00%), 09/15/28 (a)	United States		547,385	549,369
Total Containers & Packaging				2,592,773

____________

See Notes to Consolidated Financial Statements.

8

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
Distributors – 0.3%
Dealer Tire Financial LLC, First Lien Tranche B Term Loan 8.84% (1 mo. Term SOFR + 3.50%), 06/24/31 (a)	United States	USD	250,000	$250,000
9.08% (1 mo. Term SOFR + 3.75%), 12/14/27 (a)	United States		651,327	651,597
Total Distributors				901,597
Diversified Consumer Services – 2.1%
Adtalem Global Education, Inc., First Lien Tranche B Term Loan 8.83% (1 mo. Term SOFR + 3.50%), 08/12/28 (a)	United States		750,000	754,841
AI Aqua Merger Sub, Inc., First Lien Tranche B Term Loan 9.33% (1 mo. Term SOFR + 3.75%), 07/31/28 (a)	United States		492,576	494,009
9.57% (1 mo. Term SOFR + 4.25%), 07/31/28 (a)	United States		28,522	28,597
9.58% (1 mo. Term SOFR + 4.25%), 07/31/28 (a)	United States		41,043	41,151
9.58% (1 mo. Term SOFR + 4.25%), 07/31/28 (a)	United States		330,435	331,302
Babilou, Tranche B Term Loan 7.60%, 11/18/30	France	EUR	455,000	486,064
Cervantes Bidco SL, First Lien Tranche B Term Loan 5.44% (3 mo. EURIBOR + 3.75%), 06/13/31 (a)	Spain		300,000	321,567
Houghton Mifflin Harcourt Co., First Lien Tranche B Term Loan 10.67% (3 mo. Term SOFR + 5.25%), 04/04/29 (a)	United States	USD	690,750	659,096
KUEHG Corp., First Lien Tranche B Term Loan 9.80% (3 mo. Term SOFR + 4.50%), 06/12/30 (a)	United States		649,103	652,391
Renaissance Holdings Corp., First Lien Term Loan 9.57% (3 mo. Term SOFR + 4.25%), 04/08/30 (a)	United States		844,506	844,899
University Support Services LLC, First Lien Tranche B Term Loan 8.43% (1 mo. Term SOFR + 3.00%), 09/30/28 (a)	Canada		717,044	717,492
Verisure Holding AB, First Lien Tranche B Term Loan 6.90% (3 mo. EURIBOR + 3.00%), 03/27/28 (a)	Sweden	EUR	250,000	266,992
Total Diversified Consumer Services				5,598,401
Diversified Telecommunication Services – 0.7%
Altice France SA, First Lien Tranche B Term Loan 8.94% (3 mo. EURIBOR + 5.00%), 10/28/27 (a)	Luxembourg		227,125	212,644
CCI Buyer, Inc., First Lien Tranche B Term Loan 9.30% (3 mo. Term SOFR + 4.00%), 12/31/27 (a)	United States	USD	738,550	740,222
Cincinnati Bell, Inc., First Lien Tranche B2 Term Loan 8.69% (1 mo. Term SOFR + 3.25%), 12/29/28 (a)	United States		719,972	718,428

____________

See Notes to Consolidated Financial Statements.

2024 Semi-Annual Report	9

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
Numericable U.S. LLC, First Lien Tranche B14-EXT Term Loan 9.44% (3 mo. EURIBOR + 5.50%), 08/17/28 (a)	France	EUR	198,000	$157,945
Total Diversified Telecommunication Services				1,829,239
Electric Utilities – 0.1%
Lackawanna Energy Center LLC, First Lien Tranche B2 Term Loan 10.33% (1 mo. Term SOFR + 5.00%), 07/20/29 (a)	United States	USD	407,143	410,451
Electronic Equipment Instruments & Components – 0.5%
LTI Holdings, Inc., First Lien Tranche B Term Loan 8.94% (1 mo. Term SOFR + 3.50%), 09/06/25 (a)	United States		971,649	959,426
Sonicwall US Holdings Inc, First Lien Term Loan 10.31% (3 mo. Term SOFR + 5.00%), 05/31/28 (a)	United States		498,750	492,114
Total Electronic Equipment Instruments & Components				1,451,540
Entertainment – 0.8%
City Football Group Ltd., First Lien Tranche B Term Loan 8.59% (1 mo. Term SOFR + 3.00%), 07/21/28 (a)	United Kingdom		1,041,020	1,040,859
StubHub Holdco Sub LLC, First Lien Tranche B Term Loan 8.77% (1 mo. EURIBOR + 5.00%), 03/12/30 (a)	United States	EUR	115,000	123,329
10.07% (1 mo. Term SOFR + 4.75%), 03/11/30 (a)	United States	USD	940,372	941,844
Total Entertainment				2,106,032
Financial Services – 0.3%
Chrysaor Bidco Sarl, First Lien Tranche B Term Loan 9.32% (1 mo. Term SOFR + 3.50%), 05/15/31 (a)	Luxembourg		698,353	702,285
Chrysaor Bidco Sarl, First Lien Tranche B-DD Delay Draw Term Loan 8.82% (1 mo. Term SOFR + 3.50%), 05/14/31 (a)	Luxembourg		51,647	51,938
Total Financial Services				754,223
Food Products – 0.7%
Fiesta Purchaser, Inc., First Lien Tranche B Term Loan 9.33% (1 mo. Term SOFR + 4.00%), 01/31/31 (a)	United States		625,000	630,116
Froneri International Ltd., First Lien Tranche B Term Loan 7.68% (1 mo. Term SOFR + 2.25%), 01/29/27 (a)	United States		427,546	427,790
Upfield USA Corp., First Lien Tranche B7 Term Loan 10.24% (1 mo. Term SOFR + 4.75%), 01/03/28 (a)	United States		745,615	747,885
Total Food Products				1,805,791

____________

See Notes to Consolidated Financial Statements.

10

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
Health Care Equipment & Supplies – 0.9%
Auris Luxembourg III Sarl, First Lien Tranche B1 Term Loan 8.35% (6 mo. EURIBOR + 4.00%), 02/27/29 (a)	Denmark	EUR	205,000	$219,221
Bausch + Lomb Corp., First Lien Tranche B Term Loan 8.69% (1 mo. Term SOFR + 3.25%), 05/05/27 (a)	United States	USD	890,537	882,188
BVI Medical, Inc., First Lien Tranche B Term Loan 7.40% (6 mo. EURIBOR + 3.50%), 03/02/26 (a)	United States	EUR	250,000	246,166
Medline Borrower, First Lien Tranche B Term Loan 8.08% (1 mo. Term SOFR + 2.75%), 10/23/28 (a)	United States	USD	966,135	969,154
Total Health Care Equipment & Supplies				2,316,729
Health Care Providers & Services – 2.8%
Baart Programs, Inc., First Lien Tranche DD Delay Draw Term Loan 10.57% (3 mo. Term SOFR + 5.00%), 06/11/27 (a),(b)	United States		416,563	400,317
Baart Programs, Inc., Second Lien Tranche DD Delay Draw Term Loan 14.09% (1 mo. LIBOR US + 8.50%), 06/11/28 (a),(b)	United States		584,156	516,394
CHG Healthcare Services, Inc., First Lien Term Loan 8.68% (1 mo. Term SOFR + 3.25%), 10/31/28 (a)	United States		494,911	496,250
9.09% (3 mo. Term SOFR + 3.75%), 09/29/28 (a)	United States		497,500	499,522
Covetrus, Inc., First Lien Term Loan 10.31% (3 mo. Term SOFR + 5.00%), 09/20/29 (a)	United States		902,707	874,981
Electron Bidco, Inc., First Lien Term Loan 8.44% (1 mo. Term SOFR + 3.00%), 10/31/28 (a)	United States		494,937	495,402
Global Medical Response, Inc., First Lien Tranche B Term Loan 11.32% (1 mo. Term SOFR + 6.00%), 10/02/28 (a)	United States		527,234	511,680
HomeVi SASU, First Lien Tranche B Term Loan 7.95% (3 mo. EURIBOR + 4.00%), 10/31/26 (a)	France	EUR	250,000	261,479
Inception Finco Sarl, First Lien Tranche B Term Loan 9.80% (1 mo. Term SOFR + 4.50%), 03/14/31 (a)	United States	USD	550,000	554,040
IVC Acquisition Ltd., First Lien Tranche B Term Loan 9.07% (3 mo. EURIBOR + 5.00%), 11/17/28 (a)	United Kingdom	EUR	250,000	267,802
Nidda Healthcare Holding GmbH, First Lien Tranche F Term Loan 7.45% (3 mo. EURIBOR + 3.50%), 08/21/26 (a)	Germany		250,000	267,794
Schon Klinik SE, First Lien Tranche B Term Loan 8.40% (3 mo. EURIBOR + 4.50%), 11/27/30 (a)	Germany		115,000	124,083
Southern Veterinary Partners LLC, First Lien Term Loan 9.08% (1 mo. Term SOFR + 3.75%), 10/05/27 (a)	United States	USD	993,840	997,155

____________

See Notes to Consolidated Financial Statements.

2024 Semi-Annual Report	11

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
Stada, Tranche B3 Term Loan 7.61%, 02/21/30	Germany	EUR	170,000	$182,062
Surgery Center Holdings, First Lien Term Loan 8.08% (1 mo. Term SOFR + 2.75%), 12/19/30 (a)	United States	USD	550,000	552,098
VetStrategy Canada Holdings, Inc., First Lien Tranche B Term Loan 10.08% (3 mo. Term SOFR + 4.75%), 12/12/28 (a)	Canada		648,003	650,027
Total Health Care Providers & Services				7,651,086
Health Care Technology – 0.9%
athenaHealth Group, Inc., First Lien Tranche B Term Loan 8.58% (1 mo. Term SOFR + 3.25%), 01/26/29 (a)	United States		926,472	924,591
FinThrive Software Intermediate Holdings, Inc., Second Lien Term Loan 12.19% (1 mo. Term SOFR + 6.75%), 12/17/29 (a)	United States		2,082,000	1,440,057
Total Health Care Technology				2,364,648
Hotels, Restaurants & Leisure – 2.1%
Alterra Mountain Co., First Lien Tranche B Term Loan 8.58% (1 mo. Term SOFR + 3.25%), 08/17/28 (a)	United States		918,308	922,519
Carnival Corp., First Lien Tranche B Term Loan 8.07% (1 mo. Term SOFR + 2.75%), 08/08/27 (a)	United States		572,281	575,861
Entain PLC, First Lien Tranche B Term Loan 8.07% (6 mo. Term SOFR + 2.75%), 10/31/29 (a)	United Kingdom		262,677	263,427
Flynn Restaurant Group LP, First Lien Tranche B Term Loan 9.69% (1 mo. Term SOFR + 4.25%), 11/22/28 (a)	United States		975,000	976,706
IRB Holding Corp., First Lien Tranche B Term Loan 8.17% (1 mo. Term SOFR + 2.75%), 12/15/27 (a)	United States		497,468	497,841
Kingpin Intermediate Holdings LLC, First Lien Tranche B Term Loan 8.83% (1 mo. Term SOFR + 3.50%), 02/28/28 (a)	United States		821,239	822,397
Ontario Gaming GTA LP, First Lien Tranche B Term Loan 9.56% (3 mo. Term SOFR + 4.25%), 07/20/30 (a)	Canada		970,125	976,033
Whatabrands LLC, First Lien Tranche B Term Loan 8.08% (1 mo. Term SOFR + 2.75%), 08/03/28 (a)	United States		778,404	779,479
Total Hotels, Restaurants & Leisure				5,814,263
Household Durables – 0.1%
Hunter Douglas, Inc., First Lien Tranche B Term Loan 8.82% (3 mo. Term SOFR + 3.50%), 02/09/29 (a)	Netherlands		299,502	297,952
____________

See Notes to Consolidated Financial Statements.

12

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
Independent Power and Renewable Electricity Producers – 1.0%
Edgewater Generation LLC, First Lien Tranche B Term Loan 9.19% (1 mo. Term SOFR + 3.75%), 12/12/25 (a)	United States	USD	750,000	$749,587
Generation Bridge Northeast LLC, First Lien Tranche B Term Loan 8.83% (1 mo. Term SOFR + 3.50%), 08/31/29 (a)	United States		488,987	492,654
Granite Generation LLC, First Lien Tranche B Term Loan 9.19% (1 mo. Term SOFR + 3.75%), 11/09/26 (a)	United States		750,000	750,469
Helix Gen Funding LLC, First Lien Tranche B Term Loan 10.06% (3 mo. Term SOFR + 4.75%), 12/31/27 (a)	United States		216,105	217,456
Lackawanna Energy Center LLC, First Lien Tranche C Term Loan 10.33% (3 mo. Term SOFR + 5.00%), 08/06/29 (a)	United States		88,745	89,466
Talen Energy Supply LLC, First Lien Tranche TLC-EXIT Term Loan 8.83% (3 mo. Term SOFR + 4.50%), 04/20/30 (a)	United States		123,095	124,634
Talen Energy Supply LLC, First Lien Tranche TLB-EXIT Term Loan 8.83% (3 mo. Term SOFR + 4.50%), 04/20/30 (a)	United States		347,506	351,850
Total Independent Power and Renewable Electricity Producers				2,776,116
Insurance – 1.1%
Amynta Agency Borrower, Inc., First Lien Tranche B Term Loan 9.08% (1 mo. Term SOFR + 3.75%), 02/28/28 (a)	United States		700,000	702,562
Asurion LLC, Second Lien Tranche B3 Term Loan 10.69% (1 mo. Term SOFR + 5.25%), 01/31/28 (a)	United States		350,000	327,031
Asurion LLC, First Lien Tranche B10 Term Loan 9.43% (1 mo. Term SOFR + 4.00%), 08/31/28 (a)	United States		639,151	632,958
HUB International Ltd., First Lien Tranche B Term Loan 8.57% (3 mo. Term SOFR + 3.25%), 06/20/30 (a)	United States		373,127	374,372
8.58% (1 mo. Term SOFR + 3.25%), 06/20/30 (a)	United States		935	938
Truist Insurance Holdings LLC, Second Lien Term Loan 10.07% (1 mo. Term SOFR + 4.75%), 03/08/32 (a)	United States		400,000	409,000
USI, Inc., First Lien Tranche B Term Loan 8.08% (1 mo. Term SOFR + 2.75%), 09/27/30 (a)	United States		548,625	549,311
Total Insurance				2,996,172

____________

See Notes to Consolidated Financial Statements.

2024 Semi-Annual Report	13

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
Interactive Media & Services – 0.5%
GoodRx, Inc. 8.84% (1 mo. Term SOFR + 3.75%), 06/27/29 (a)	United States	USD	750,000	$742,500
Neptune Bidco US, Inc., First Lien Tranche B Term Loan 10.42% (1 mo. Term SOFR + 5.00%), 04/11/29 (a)	United States		550,000	519,062
Total Interactive Media & Services				1,261,562
Leisure Products – 0.2%
Peloton Interactive, Inc., First Lien Term Loan 11.32% (3 mo. Term SOFR + 6.00%), 05/23/29 (a)	United States		600,000	601,650
Life Sciences Tools & Services – 0.9%
Catalent Pharma Solutions, First Lien Tranche B4 Term Loan 8.32% (1 mo. Term SOFR + 3.00%), 02/22/28 (a)	United States		300,000	300,563
eResearchTechnology, Inc., First Lien Tranche B Term Loan 9.32% (1 mo. Term SOFR + 4.00%), 02/04/27 (a)	United States		889,207	894,604
Sotera Health Holdings LLC, First Lien Tranche B Term Loan 8.58% (1 mo. Term SOFR + 3.25%), 05/23/31 (a)	United States		550,000	549,772
Star Parent, Inc., First Lien Tranche B Term Loan 9.06% (3 mo. Term SOFR + 4.00%), 09/18/30 (a)	United States		600,000	600,237
Total Life Sciences Tools & Services				2,345,176
Machinery – 0.4%
Delachaux Group SA, First Lien Tranche B Term Loan 7.78% (1 mo. EURIBOR + 4.00%), 04/16/29 (a)	France	EUR	226,721	243,641
SPX FLOW, Inc., First Lien Tranche B Term Loan 8.83% (1 mo. Term SOFR + 3.50%), 04/05/29 (a)	United States	USD	400,212	402,981
TK Elevator Midco GmbH, First Lien Tranche B Term Loan 7.84% (3 mo. EURIBOR + 4.00%), 03/04/30 (a)	Germany	EUR	225,000	241,265
TSG Solutions, Tranche B Term Loan 7.47%, 03/30/29	France		300,000	322,492
Total Machinery				1,210,379
Media – 1.6%
Aragorn Parent Corp., First Lien Tranche B Term Loan 9.57% (1 mo. Term SOFR + 4.25%), 12/14/28 (a)	United States	USD	646,861	649,894
Century DE Buyer LLC, First Lien Term Loan 9.32% (3 mo. Term SOFR + 4.00%), 09/19/30 (a)	United States		349,125	349,925

____________

See Notes to Consolidated Financial Statements.

14

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
Directv Financing LLC, First Lien Tranche NON-EXT Term Loan 10.44% (1 mo. Term SOFR + 5.00%), 08/02/27 (a)	United States	USD	958,665	$961,781
Gray Television, Inc., First Lien Tranche D Term Loan 8.44% (1 mo. Term SOFR + 3.00%), 11/30/28 (a)	United States		361,386	326,940
McGraw-Hill Education, Inc., First Lien Tranche B Term Loan 10.19% (3 mo. Term SOFR + 4.75%), 07/28/28 (a)	United States		470,105	471,509
Univision Communications, Inc., First Lien Tranche B Term Loan 9.56% (3 mo. Term SOFR + 4.25%), 06/09/29 (a)	United States		492,462	493,078
Virgin Media Bristol LLC, First Lien Tranche Y Term Loan 8.79% (1 mo. Term SOFR + 3.25%), 03/31/31 (a)	United States		185,000	175,122
Virgin Media, Inc., First Lien Tranche Z Term Loan 7.25% (1 mo. EURIBOR + 3.50%), 10/15/31 (a)	United Kingdom	EUR	115,000	122,458
WideOpenWest Finance, First Lien Tranche B Term Loan 8.30% (3 mo. Term SOFR + 3.00%), 12/31/28 (a)	United States	USD	743,015	666,444
Total Media				4,217,151
Metals & Mining – 0.1%
Arsenal AIC Parent LLC, First Lien Tranche B Term Loan 9.08% (1 mo. Term SOFR + 3.75%), 08/18/30 (a)	United States		297,754	299,912
Oil, Gas & Consumable Fuels – 0.4%
AL NGPL Holdings LLC, First Lien Tranche B Term Loan 8.56% (3 mo. Term SOFR + 3.75%), 04/14/28 (a)	United States		289,855	291,123
Freeport LNG Investments LLP, First Lien Tranche B Term Loan 9.09% (3 mo. Term SOFR + 3.50%), 11/17/28 (a)	United States		670,847	670,938
Total Oil, Gas & Consumable Fuels				962,061
Passenger Airlines – 0.4%
Mileage Plus Holdings LLC, First Lien Tranche B Term Loan 10.77% (3 mo. Term SOFR + 5.25%), 07/30/27 (a)	United States		1,000,000	1,021,590
Pharmaceuticals – 0.3%
AI Sirona Luxembourg Acquisition Sarl, First Lien Tranche B Term Loan 7.77% (1 mo. EURIBOR + 4.00%), 09/29/28 (a)	Czech Republic	EUR	250,000	268,499
Curium Bidco Sarl, First Lien Tranche B Term Loan 9.30% (3 mo. Term SOFR + 4.00%), 07/31/29 (a)	Luxembourg	USD	321,756	323,568

____________

See Notes to Consolidated Financial Statements.

2024 Semi-Annual Report	15

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
Pharmanovia, Tranche B Term Loan 8.04%, 02/07/30	United Kingdom	EUR	50,000	$53,471
Pharmanovia Bidco Ltd., First Lien Tranche B Term Loan 7.95% (3 mo. EURIBOR + 4.00%), 08/07/26 (a)	United Kingdom		250,000	268,286
Total Pharmaceuticals				913,824
Professional Services – 1.9%
Advantage Sales & Marketing, Inc., First Lien Tranche B2 Term Loan 9.82% (1 mo. Term SOFR + 4.25%), 10/28/27 (a)	United States	USD	695,982	679,672
Amentum Government Services Holdings LLC, First Lien Tranche B Term Loan 9.32% (1 mo. Term SOFR + 4.00%), 03/31/29 (a)	United States		29,924	30,092
9.44% (1 mo. Term SOFR + 4.00%), 01/22/27 (a)	United States		77,797	78,089
Blackhawk Network Holdings, Inc., First Lien Tranche B1 Term Loan 10.33% (1 mo. Term SOFR + 5.00%), 02/23/29 (a)	United States		750,000	752,580
DTI Holdco, Inc., First Lien Tranche B Term Loan 10.08% (1 mo. Term SOFR + 4.75%), 04/23/29 (a)	United States		141,917	142,676
Eisner Advisory Group LLC, First Lien Tranche B Term Loan 9.33% (1 mo. Term SOFR + 4.00%), 02/21/31 (a)	United States		323,375	326,947
Element Materials Technology Group US Holdings, Inc., First Lien Tranche B Term Loan 9.66% (3 mo. Term SOFR + 4.25%), 04/12/29 (a)	United States		190,301	191,292
Element Materials Technology Group US Holdings, Inc., First Lien Tranche DD Delay Draw Term Loan 9.66% (3 mo. Term SOFR + 4.25%), 09/28/29 (a)	United States		87,831	88,289
Grant Thornton LLP, First Lien Tranche B Term Loan 8.57% (3 mo. Term SOFR + 3.25%), 05/31/31 (a)	United States		600,000	602,469
Indy US Bidco LLC, First Lien Tranche B3 Term Loan 7.60% (1 mo. EURIBOR + 3.75%), 03/06/28 (a)	United States	EUR	300,000	316,843
Indy US Holdco LLC, First Lien Tranche B Term Loan 8.40% (3 mo. EURIBOR + 6.50%), 06/30/31 (a)	United States		150,000	160,844
Planet US Buyer LLC, First Lien Tranche B Term Loan 8.82% (3 mo. Term SOFR + 3.50%), 01/31/31 (a)	United States	USD	625,000	629,765
Project Alpha Intermediate Holding, Inc., First Lien Tranche B Term Loan 9.07% (3 mo. Term SOFR + 3.75%), 10/08/30 (a)	United States		349,125	350,628
Skopima Consilio Parent LLC, First Lien Tranche B Term Loan 9.44% (1 mo. Term SOFR + 4.00%), 05/31/28 (a)	United States		912,879	913,286
Total Professional Services				5,263,472

____________

See Notes to Consolidated Financial Statements.

16

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
Software – 3.8%
Barracuda Networks, Inc., First Lien Term Loan 9.81% (6 mo. Term SOFR + 4.50%), 04/13/29 (a)	United States	USD	232,507	$232,406
Capstone Borrower, Inc., First Lien Tranche B Term Loan 8.58% (1 mo. Term SOFR + 3.25%), 06/17/30 (a)	United States		379,435	381,095
Castle US Holding Corp., First Lien Tranche B Term Loan 7.60% (3 mo. EURIBOR + 3.75%), 01/29/27 (a)	United States	EUR	243,655	168,091
Claudius Finance Sarl, First Lien Tranche B Term Loan 7.70% (3 mo. EURIBOR + 3.75%), 07/10/28 (a)	Luxembourg		190,000	204,041
Cloud Software Group, Inc., First Lien Tranche B Term Loan 9.33% (3 mo. Term SOFR + 4.00%), 03/30/29 (a)	United States	USD	855,942	856,319
9.93% (1 mo. Term SOFR + 4.50%), 03/19/31 (a)	United States		350,000	351,395
Datasite, Tranche B Term Loan 7.47%, 06/27/31	United States	EUR	450,000	481,928
Epicor Software Corp., First Lien Tranche D Term Loan 9.08% (1 mo. Term SOFR + 3.75%), 07/30/27 (a)	United States	USD	498,750	501,451
I-Logic Technologies Bidco Ltd., First Lien Tranche B Term Loan 7.93% (3 mo. EURIBOR + 4.00%), 02/16/28 (a)	United Kingdom	EUR	193,504	204,672
Instructure Holdings, Inc., First Lien Tranche B Term Loan 8.68% (3 mo. Term SOFR + 2.75%), 10/30/28 (a)	United States	USD	283,550	283,727
ION Corporate Solutions Finance Sarl, First Lien Tranche B Term Loan 7.65% (3 mo. EURIBOR + 3.75%), 03/13/28 (a)	Luxembourg	EUR	215,174	227,560
ION Trading Technologies Sarl, First Lien Tranche B Term Loan 8.18% (3 mo. EURIBOR + 4.25%), 03/31/28 (a)	Ireland		248,721	254,965
McAfee, First Lien Term Loan 8.58% (1 mo. Term SOFR + 3.25%), 03/01/29 (a)	United States	USD	897,215	897,425
McAfee, First Lien Tranche B3 Term Loan 7.27% (3 mo. EURIBOR + 3.50%), 03/01/29 (a)	United States	EUR	245,625	262,601
Mitchell International, Inc., First Lien Tranche B Term Loan 8.58% (1 mo. Term SOFR + 3.25%), 06/05/31 (a)	United States	USD	650,000	645,281
Mitchell International, Inc., Second Lien Term Loan 10.58% (1 mo. Term SOFR + 5.25%), 06/07/32 (a)	United States		310,000	309,808
Modena Buyer LLC, First Lien Term Loan 9.82% (1 mo. Term SOFR + 4.50%), 04/18/31 (a)	United States		500,000	488,672

____________

See Notes to Consolidated Financial Statements.

2024 Semi-Annual Report	17

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
P&I Personal & Informatik, First Lien Tranche B2 Term Loan 8.10% (3 mo. EURIBOR + 4.25%), 03/20/29 (a)	Germany	EUR	500,000	$537,550
Polaris Newco LLC, First Lien Tranche B Term Loan 7.90% (3 mo. EURIBOR + 4.00%), 06/02/28 (a)	United States		243,750	255,201
Proofpoint, Inc., First Lien Tranche B Term Loan 8.32% (1 mo. Term SOFR + 3.00%), 08/31/28 (a)	United States	USD	657,130	658,487
Quartz Acquireco LLC, First Lien Tranche B Term Loan 8.08% (3 mo. Term SOFR + 2.75%), 06/28/30 (a)	United States		297,750	298,308
RealPage, Inc., First Lien Tranche B Term Loan 8.44% (1 mo. Term SOFR + 3.00%), 02/18/28 (a)	United States		775,008	754,609
Seine Finance SARL, First Lien Tranche B Term Loan 8.50% (6 mo. EURIBOR + 4.50%), 11/15/30 (a)	United States	EUR	135,000	144,888
Suse, First Lien Term Loan 7.76% (1 mo. EURIBOR + 4.00%), 11/11/30 (a)	United States		300,000	322,169
Team.Blue Finco 7.42%, 09/28/29	Luxembourg		300,000	316,265
UKG, Inc., First Lien Tranche B Term Loan 8.57% (1 mo. Term SOFR + 3.50%), 01/31/31 (a)	United States	USD	250,000	251,229
Total Software				10,290,143
Specialty Retail – 0.9%
EG America LLC, First Lien Tranche BC Term Loan 11.24% (1 mo. Term SOFR + 5.50%), 02/07/28 (a)	United Kingdom		950,000	940,105
Global Blue, First Lien Tranche B Term Loan 7.76%, 12/05/30	Netherlands	EUR	160,000	167,256
LS Group OpCo Acquistion LLC, First Lien Tranche B Term Loan 8.33% (1 mo. Term SOFR + 3.00%), 11/02/27 (a)	United States	USD	293,000	293,488
Motor Fuel Group, First Lien Tranche B5 Term Loan 11.20% (Daily SONIA + 6.00%), 06/21/28 (a)	United States	GBP	250,000	316,727
Wand NewCo 3, Inc., First Lien Tranche B Term Loan 9.08% (1 mo. Term SOFR + 3.75%), 01/31/31 (a)	United States	USD	737,000	742,723
Total Specialty Retail				2,460,299
Textiles, Apparel & Luxury Goods – 0.1%
Amer Sports, First Lien Tranche B Term Loan 7.42% (3 mo. EURIBOR + 3.50%), 01/21/31 (a)	Sweden	EUR	180,000	193,302

____________

See Notes to Consolidated Financial Statements.

18

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
Transportation Infrastructure – 0.5%
Apple Bidco LLC, First Lien Tranche B Term Loan 8.83% (1 mo. Term SOFR + 4.00%), 09/22/28 (a)	United States	USD	992,500	$996,103
Boluda Towage, First Lien Tranche B3 Term Loan 7.51% (3 mo. EURIBOR + 3.75%), 01/31/30 (a)	Spain	EUR	300,000	321,426
Total Transportation Infrastructure				1,317,529
Total Senior Loans (Syndicated)				95,908,102
High Yield – 25.1%
Aerospace & Defense – 0.3%
Bombardier, Inc. 7.00%, 06/01/32 (c)	Canada	USD	120,000	121,817
8.75%, 11/15/30 (c)	Canada		560,000	605,938
Spirit AeroSystems, Inc. 9.75%, 11/15/30 (c)	United States		160,000	176,699
Total Aerospace & Defense				904,454
Automobile Components – 0.1%
IHO Verwaltungs GmbH 8.75%, 05/15/28 (d),(e)	Germany	EUR	300,000	344,086
Automobiles – 0.5%
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/29 (c)	Jersey	USD	750,000	739,774
JB Poindexter & Company, Inc. 8.75%, 12/15/31 (c)	United States		575,000	596,413
Total Automobiles				1,336,187
Beverages – 0.1%
Primo Water Holdings, Inc. 3.88%, 10/31/28	Canada	EUR	200,000	203,424
Broadline Retail – 0.2%
QVC, Inc. 4.75%, 02/15/27	United States	USD	645,000	545,101
Chemicals – 0.9%
INEOS Finance PLC 6.38%, 04/15/29 (e)	Luxembourg	EUR	100,000	110,442
6.63%, 05/15/28 (e)	Luxembourg		175,000	193,943
Nufarm Australia Ltd. 5.00%, 01/27/30 (c)	Australia	USD	445,000	408,133
Olympus Water US Holding Corp. 4.25%, 10/01/28 (c)	United States		280,000	255,058
7.25%, 06/15/31 (c)	United States		275,000	273,582
9.63%, 11/15/28	United States	EUR	280,000	322,187
9.75%, 11/15/28 (c)	United States	USD	380,000	402,504

____________

See Notes to Consolidated Financial Statements.

2024 Semi-Annual Report	19

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
SK Invictus Intermediate II Sarl 5.00%, 10/30/29 (c)	United States	USD	225,000	$203,978
Windsor Holdings III LLC 8.50%, 06/15/30 (c)	United States		285,000	297,807
Total Chemicals				2,467,634
Commercial Services & Supplies – 1.4%
Allied Universal Holdco LLC 3.63%, 06/01/28	United States	EUR	305,000	298,375
4.63%, 06/01/28 (c)	United States	USD	690,000	630,159
7.88%, 02/15/31 (c)	United States		625,000	627,189
Iron Mountain, Inc. 5.00%, 07/15/28 (c)	United States		435,000	417,053
LABL, Inc. 5.88%, 11/01/28, (Acquired 11/1/2021 – 11/30/2021, cost $345,227) (c),(f)	United States		345,000	315,238
Prime Security Services Borrower LLC 6.25%, 01/15/28 (c)	United States		901,000	888,762
TMS International Corp. 6.25%, 04/15/29 (c)	United States		330,000	303,211
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/26 (c)	United States		430,000	420,758
Total Commercial Services & Supplies				3,900,745
Communications Equipment – 0.1%
CommScope Technologies LLC 6.00%, 06/15/25 (c)	United States		260,000	212,157
CommScope, Inc. 4.75%, 09/01/29 (c)	United States		75,000	52,111
6.00%, 03/01/26 (c)	United States		95,000	83,486
Total Communications Equipment				347,754
Construction & Engineering – 0.5%
Assemblin Caverion 6.25%, 07/01/30 (e),(g)	Sweden	EUR	190,000	204,646
7.21% (3 mo. EURIBOR + 3.50%), 07/01/31 (a),(c)	Sweden		295,000	316,430
Great Lakes Dredge & Dock Corp. 5.25%, 06/01/29 (c)	United States	USD	340,000	303,786
Pike Corp. 5.50%, 09/01/28 (c)	United States		440,000	422,793
8.63%, 01/31/31 (c)	United States		220,000	233,325
Total Construction & Engineering				1,480,980
Consumer Finance – 0.2%
FirstCash, Inc. 5.63%, 01/01/30 (c)	United States		702,000	665,554
Containers & Packaging – 0.9%
Ardagh Packaging Finance PLC 2.13%, 08/15/26	United States	EUR	300,000	267,714
4.13%, 08/15/26 (c)	United States	USD	525,000	456,279
5.25%, 08/15/27 (c)	United States		260,000	162,217
____________

See Notes to Consolidated Financial Statements.

20

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
Fiber Bidco SpA 7.91% (3 mo. EURIBOR + 4.00%), 01/15/30 (a),(c)	Italy	EUR	125,000	$135,543
Graham Packaging Company, Inc. 7.13%, 08/15/28 (c)	United States	USD	285,000	269,531
Guala Closures SpA 7.72% (3 mo. EURIBOR + 4.00%), 06/29/29 (a),(c)	Italy	EUR	250,000	270,048
Intelligent Packaging Limited Finco, Inc. 6.00%, 09/15/28 (c)	Canada	USD	435,000	421,675
Trivium Packaging Finance BV 3.75%, 08/15/26	Netherlands	EUR	300,000	315,060
Total Containers & Packaging				2,298,067
Diversified – 0.2%
Five Point Operating Company LP 10.50%, 01/15/28 (c),(h)	United States	USD	554,001	568,455
Diversified Consumer Services – 0.1%
Verisure Midholding AB 5.25%, 02/15/29	Sweden	EUR	310,000	324,665
Diversified Real Estate Investment Trusts – 0.1%
Necessity Retail REIT, Inc. 4.50%, 09/30/28 (c)	United States	USD	395,000	347,935
Diversified Telecommunication Services – 1.6%
Altice Financing SA 3.00%, 01/15/28	Luxembourg	EUR	300,000	249,446
Altice France SA 3.38%, 01/15/28	France		100,000	75,198
4.13%, 01/15/29	France		350,000	250,084
British Telecommunications PLC 8.38% (UK 5 Year Government Bond + 3.82%), 12/20/83 (a)	United Kingdom	GBP	225,000	303,085
Cogent Communications Group, Inc. 7.00%, 06/15/27 (c)	United States	USD	340,000	337,144
Consolidated Communications, Inc. 6.50%, 10/01/28 (c)	United States		380,000	325,700
Frontier Communications Holdings LLC 5.00%, 05/01/28 (c)	United States		290,000	273,505
6.75%, 05/01/29 (c)	United States		155,000	142,329
Iliad Holding SASU 5.63%, 10/15/28	France	EUR	300,000	320,618
Level 3 Financing, Inc. 4.25%, 07/01/28 (c)	United States	USD	330,000	125,984
Lorca Telecom Bondco SA 4.00%, 09/18/27	Spain	EUR	200,000	209,253
RAY Financing LLC 6.50%, 07/15/31 (e),(g)	United States		310,000	331,995

____________

See Notes to Consolidated Financial Statements.

2024 Semi-Annual Report	21

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
Telecom Italia SpA 6.88%, 02/15/28 (e)	Italy	EUR	100,000	$114,258
7.88%, 07/31/28	Italy		270,000	316,070
Telefonica Europe BV 6.75% (8 yr. Swap Rate EUR + 3.62%), Perpetual (a)	Spain		200,000	232,791
TMNL Holding BV 3.75%, 01/15/29	Netherlands		295,000	298,993
Zayo Group Holdings, Inc. 4.00%, 03/01/27 (c)	United States	USD	520,000	416,518
Total Diversified Telecommunication Services				4,322,971
Electric Utilities – 0.2%
EDP – Energias de Portugal SA 4.75% (5 yr. Swap Rate EUR + 2.05%), 05/29/54 (a),(e),(g)	Portugal	EUR	200,000	213,119
Electricite de France SA 6.00% (13 yr. SONIA Swap Rate GBP + 4.23%), Perpetual (a)	France	GBP	300,000	370,466
Total Electric Utilities				583,585
Energy Equipment & Services – 0.3%
Howard Midstream Energy Partners LLC 8.88%, 07/15/28 (c)	United States	USD	180,000	190,630
Kodiak Gas Services LLC 7.25%, 02/15/29 (c)	United States		350,000	359,055
Precision Drilling Corp. 7.13%, 01/15/26 (c)	Canada		179,000	179,655
Total Energy Equipment & Services				729,340
Entertainment – 0.1%
Banijay (LOV Banijay SASU) 7.00%, 05/01/29 (e)	France	EUR	170,000	190,277
Financial Services – 0.8%
Freedom Mortgage Corp. 12.25%, 10/01/30 (c)	United States	USD	530,000	570,695
GTCR LLC 8.50%, 01/15/31	Netherlands	GBP	250,000	339,378
NCR Atleos Escrow Corp. 9.50%, 04/01/29 (c)	United States	USD	710,000	767,976
Worldpay 7.50%, 01/15/31 (c)	United States		530,000	553,003
Total Financial Services				2,231,052
Food Products – 0.2%
B&G Foods, Inc. 8.00%, 09/15/28 (c)	United States		430,000	437,514
Fiesta Purchaser, Inc. 7.88%, 03/01/31 (c)	United States		185,000	191,323
Total Food Products				628,837

____________

See Notes to Consolidated Financial Statements.

22

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
Gas Utilities – 0.5%
CQP Holdco LP 5.50%, 06/15/31 (c)	United States	USD	165,000	$156,526
7.50%, 12/15/33 (c)	United States		515,000	534,587
Suburban Propane Partners LP 5.00%, 06/01/31 (c)	United States		590,000	531,825
Total Gas Utilities				1,222,938
Health Care Equipment & Supplies – 0.1%
Medline Borrower LP 5.25%, 10/01/29 (c)	United States		395,000	377,265
Health Care Providers & Services – 0.3%
Community Health Systems, Inc. 5.63%, 03/15/27 (c)	United States		205,000	191,083
10.88%, 01/15/32 (c)	United States		260,000	270,930
Nidda Healthcare Holding GmbH 7.50%, 08/21/26	Germany	EUR	100,000	110,175
Pediatrix Medical Group, Inc. 5.38%, 02/15/30 (c)	United States	USD	295,000	261,107
Total Health Care Providers & Services				833,295
Health Care Technology – 0.0%
MPH Acquisition Holdings LLC 5.50%, 09/01/28 (c)	United States		160,000	120,978
Hotel & Resort Real Estate Investment Trusts – 0.3%
Service Properties Trust 8.63%, 11/15/31 (c)	United States		785,000	818,978
Hotels, Restaurants & Leisure – 2.3%
Accor SA 7.25% (5 yr. Swap Rate EUR + 4.11%), Perpetual (a),(e)	France	EUR	300,000	349,008
Bloomin’ Brands, Inc. 5.13%, 04/15/29 (c)	United States	USD	1,015,000	916,419
Brinker International, Inc. 8.25%, 07/15/30 (c)	United States		392,000	411,924
Carnival Corp. 6.00%, 05/01/29 (c)	United States		490,000	484,338
Cirsa Finance International Sarl 6.50%, 03/15/29 (c)	Spain	EUR	205,000	226,719
7.88%, 07/31/28 (e)	Spain		300,000	340,510
8.37% (3 mo. EURIBOR + 4.50%), 07/31/28 (a),(c)	Spain		115,000	124,703
CPUK Finance Ltd. 6.50%, 08/28/26	United Kingdom	GBP	210,000	263,758
Fertitta Entertainment LLC 6.75%, 01/15/30 (c)	United States	USD	160,000	140,631
Hilton Grand Vacations Borrower Escrow LLC 5.00%, 06/01/29 (c)	United States		675,000	629,913
Legends Hospitality Holding Company LLC 5.00%, 02/01/26 (c)	United States		440,000	436,372

____________

See Notes to Consolidated Financial Statements.

2024 Semi-Annual Report	23

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
Lottomatica SpA 5.38%, 06/01/30 (e),(g)	Italy	EUR	165,000	$179,247
7.13%, 06/01/28 (e)	Italy		115,000	130,241
Marriott Ownership Resorts, Inc. 4.50%, 06/15/29 (c)	United States	USD	1,040,000	956,489
Six Flags Entertainment Corp 7.25%, 05/15/31 (c)	United States		425,000	433,001
TUI Cruises GmbH 6.25%, 04/15/29 (e)	Germany	EUR	285,000	312,776
Total Hotels, Restaurants & Leisure				6,336,049
Household Durables – 0.6%
Adams Homes, Inc. 9.25%, 10/15/28 (c)	United States	USD	572,000	587,321
Empire Communities Corp. 9.75%, 05/01/29 (c)	Canada		805,000	820,094
Weekley Homes LLC 4.88%, 09/15/28 (c)	United States		185,000	171,539
Total Household Durables				1,578,954
Independent Power and Renewable Electricity Producers – 0.3%
Talen Energy Supply LLC 8.63%, 06/01/30 (c)	United States		445,000	474,828
Vistra Operations Company, LLC 7.75%, 10/15/31 (c)	United States		315,000	328,285
Total Independent Power and Renewable Electricity Producers				803,113
Insurance – 0.2%
HUB International Ltd. 5.63%, 12/01/29 (c)	United States		120,000	113,598
7.38%, 01/31/32 (c)	United States		380,000	385,589
Total Insurance				499,187
IT Services – 0.1%
Engineering – Ingegneria Informatica – SpA 5.88%, 09/30/26	Italy	EUR	200,000	205,918
Life Sciences Tools & Services – 0.5%
Eurofins Scientific SE 6.75% (3 mo. EURIBOR + 4.24%), Perpetual (a)	Luxembourg		300,000	324,201
Sotera Health Holdings LLC 7.38%, 06/01/31 (c)	United States	USD	965,000	967,640
Total Life Sciences Tools & Services				1,291,841
Machinery – 0.8%
Alstom SA 5.87% (5 yr. Swap Rate EUR + 2.93%), Perpetual (a),(e),(g)	France	EUR	300,000	326,556
EMRLD Borrower LP 6.38%, 12/15/30 (e)	United States		230,000	256,171

____________

See Notes to Consolidated Financial Statements.

24

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
IMA Industria Macchine Automatiche SpA 7.66% (3 mo. EURIBOR + 3.75%), 04/15/29 (a),(c)	Italy	EUR	220,000	$237,659
ProFrac Holdings II LLC 12.58% (3 mo. Term SOFR + 7.25%), 01/23/29 (a),(b),(c)	United States	USD	1,242,000	1,231,195
Total Machinery				2,051,581
Media – 2.3%
AMC Networks, Inc. 4.25%, 02/15/29	United States		435,000	293,944
10.25%, 01/15/29 (c)	United States		360,000	355,009
Block Communications, Inc. 4.88%, 03/01/28 (c)	United States		310,000	277,866
Cablevision Lightpath LLC 3.88%, 09/15/27 (c)	United States		710,000	628,565
5.63%, 09/15/28 (c)	United States		415,000	335,069
CCO Holdings LLC 4.25%, 01/15/34 (c)	United States		355,000	269,757
4.50%, 06/01/33 (c)	United States		494,000	389,217
4.75%, 03/01/30 (c)	United States		190,000	164,686
6.38%, 09/01/29 (c)	United States		140,000	133,175
7.38%, 03/01/31 (c)	United States		235,000	231,858
Clear Channel Outdoor Holdings, Inc. 7.88%, 04/01/30 (c)	United States		685,000	690,035
Directv Financing LLC 5.88%, 08/15/27 (c)	United States		520,000	489,539
Scripps Escrow II, Inc. 5.38%, 01/15/31 (c)	United States		130,000	57,791
Sirius XM Radio, Inc. 3.88%, 09/01/31 (c)	United States		915,000	747,618
4.13%, 07/01/30 (c)	United States		160,000	136,791
5.50%, 07/01/29 (c)	United States		214,000	201,185
Telenet Finance Luxembourg Notes Sarl 5.50%, 03/01/28 (c)	Belgium		400,000	380,408
Virgin Media Secured Finance PLC 5.25%, 05/15/29	United Kingdom	GBP	100,000	115,387
Virgin Media Vendor Financing Notes III DAC 4.88%, 07/15/28	United Kingdom		200,000	226,273
Total Media				6,124,173
Metals & Mining – 0.3%
Mineral Resources Ltd. 8.50%, 05/01/30 (c)	Australia	USD	300,000	310,915
9.25%, 10/01/28 (c)	Australia		380,000	399,297
Total Metals & Mining				710,212
Oil, Gas & Consumable Fuels – 1.2%
Civitas Resources, Inc. 8.63%, 11/01/30 (c)	United States		200,000	214,606
8.75%, 07/01/31 (c)	United States		445,000	477,129

____________

See Notes to Consolidated Financial Statements.

2024 Semi-Annual Report	25

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
Kosmos Energy Ltd. 7.13%, 04/04/26	Ghana	USD	200,000	$197,978
7.50%, 03/01/28	Ghana		520,000	496,536
Venture Global LNG, Inc. 8.13%, 06/01/28 (c)	United States		255,000	262,907
8.38%, 06/01/31 (c)	United States		530,000	550,127
9.50%, 02/01/29 (c)	United States		335,000	367,067
Vital Energy, Inc. 7.88%, 04/15/32 (c)	United States		680,000	691,777
Total Oil, Gas & Consumable Fuels				3,258,127
Other – 0.9%
Nidda BondCo GmbH 7.25%, 09/30/25	Germany	EUR	187,565	201,604
OWS Cre Funding I LLC 10.33% (1 mo. LIBOR US + 4.90%), 09/15/24 (a),(c)	United States	USD	2,345,090	2,348,843
Total Other				2,550,447
Paper & Forest Products – 0.4%
Mercer International, Inc. 5.13%, 02/01/29	Germany		550,000	484,606
5.50%, 01/15/26	Germany		385,000	373,949
WEPA Hygieneprodukte GmbH 2.88%, 12/15/27	Germany	EUR	125,000	125,506
Total Paper & Forest Products				984,061
Personal Care Products – 0.3%
BellRing Brands, Inc. 7.00%, 03/15/30 (c)	United States	USD	365,000	374,412
Ontex Group NV 3.50%, 07/15/26	Belgium	EUR	295,000	312,570
Total Personal Care Products				686,982
Pharmaceuticals – 0.6%
Bausch Health Companies, Inc. 4.88%, 06/01/28 (c)	United States	USD	240,000	179,891
Cheplapharm Arzneimittel GmbH 7.50%, 05/15/30	Germany	EUR	300,000	336,630
8.58% (3 mo. EURIBOR + 4.75%), 05/15/30 (a),(c)	Germany		210,000	227,149
Endo Finance Holdings, Inc. 8.50%, 04/15/31 (c)	United States	USD	940,000	971,233
Total Pharmaceuticals				1,714,903
Professional Services – 0.2%
Mooney Group SpA 7.59% (3 mo. EURIBOR + 3.88%), 12/17/26 (a)	Italy	EUR	250,000	267,855
Summer BC Holdco B SARL 5.75%, 10/31/26	Luxembourg		200,000	212,282
Total Professional Services				480,137
____________

See Notes to Consolidated Financial Statements.

26

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
Real Estate Management & Development – 0.6%
Hunt Companies, Inc. 5.25%, 04/15/29 (c)	United States	USD	765,000	$695,942
Kennedy-Wilson, Inc. 4.75%, 02/01/30	United States		1,130,000	939,055
Total Real Estate Management & Development				1,634,997
Software – 1.9%
Acuris Finance US, Inc. 5.00%, 05/01/28 (c)	United States		310,000	275,623
Castor SpA 8.97% (3 mo. EURIBOR + 5.25%), 02/15/29 (a),(e)	Italy	EUR	300,000	316,285
Cedacri Mergeco SPA 9.33% (3 mo. EURIBOR + 5.50%), 05/15/28 (a),(c)	Italy		200,000	214,926
Cloud Software Group Holdings, Inc. 6.50%, 03/31/29 (c)	United States	USD	1,350,000	1,297,431
Helios Software Holdings, Inc. 7.88%, 05/01/29	United States	EUR	295,000	316,684
8.75%, 05/01/29 (c)	United States	USD	620,000	631,903
ION Trading Technologies Sarl 5.75%, 05/15/28 (c)	Luxembourg		535,000	489,422
NCR Corp. 5.13%, 04/15/29 (c)	United States		600,000	565,591
NCR Voyix Corp. 5.25%, 10/01/30 (c)	United States		130,000	118,933
Rocket Software, Inc. 9.00%, 11/28/28 (c)	United States		820,000	834,117
Sabre GLBL, Inc. 7.38%, 09/01/25 (c)	United States		150,000	144,370
Total Software				5,205,285
Specialty Retail – 0.4%
CD&R Firefly Bidco PLC 8.63%, 04/30/29	United Kingdom	GBP	220,000	282,237
Kepler SpA 9.47% (3 mo. EURIBOR + 5.75%), 05/15/29 (a)	Italy	EUR	250,000	270,306
LCM Investments Holdings II LLC 8.25%, 08/01/31 (c)	United States	USD	395,000	412,530
Total Specialty Retail				965,073
Textiles, Apparel & Luxury Goods – 0.3%
Hanesbrands, Inc. 9.00%, 02/15/31 (c)	United States		660,000	692,080
Trading Companies & Distributors – 0.7%
ASP Unifrax Holdings, Inc. 5.25%, 09/30/28 (c)	United States		450,000	246,915
Equipmentshare.Com Inc. 9.00%, 05/15/28 (c)	United States		995,000	1,028,058

____________

See Notes to Consolidated Financial Statements.

2024 Semi-Annual Report	27

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
Fortress Transportation and Infrastructure Investors LLC 7.88%, 12/01/30 (c)	United States	USD	344,000	$360,362
Loxam SAS 6.38%, 05/31/29	France	EUR	180,000	199,011
Total Trading Companies & Distributors				1,834,346
Transportation Infrastructure – 0.1%
Heathrow Finance PLC 6.63%, 03/01/31 (e)	United Kingdom	GBP	175,000	219,143
Wireless Telecommunication Services – 0.1%
Vodafone Group PLC 4.13% (5 yr. CMT Rate + 2.77%), 06/04/81 (a)	United Kingdom	USD	285,000	243,317
Total High Yield				67,864,483
Emerging Markets – 2.4%
Chemicals – 0.3%
Braskem Idesa SAPI 6.99%, 02/20/32	Mexico		1,000,000	759,314
Energy Equipment & Services – 0.4%
Borr IHC Ltd. 10.00%, 11/15/28 (c)	Mexico		923,918	968,381
Hotels, Restaurants & Leisure – 0.0%
Grupo Posadas SAB de CV 7.00%, 12/30/27 (d),(h)	Mexico		20,000	18,050
Metals & Mining – 0.6%
Samarco Mineracao SA 9.00%, 06/30/31	Brazil		1,097,981	1,021,616
Vedanta Resources Finance II PLC 13.88%, 01/21/27	India		752,000	744,354
Total Metals & Mining				1,765,970
Oil, Gas & Consumable Fuels – 0.3%
Canacol Energy Ltd. 5.75%, 11/24/28	Colombia		260,000	137,705
YPF SA 7.00%, 09/30/33 (h)	Argentina		55,000	48,753
9.00%, 06/30/29 (h)	Argentina		758,000	754,653
Total Oil, Gas & Consumable Fuels				941,111
Passenger Airlines – 0.5%
Azul Secured Finance LLP 10.88%, 05/28/30 (c)	Brazil		1,130,000	927,947
Latam Airlines Group SA 13.38%, 10/15/27 (c)	Chile		204,000	227,241
13.38%, 10/15/29	Chile		77,000	88,563
Total Passenger Airlines				1,243,751

____________

See Notes to Consolidated Financial Statements.

28

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
Real Estate Management & Development – 0.3%
CIFI Holdings Group Company Ltd. 5.38% (5 yr. CMT Rate + 8.57%), Perpetual (a),(i)	China	USD	450,000	$45,225
6.00%, 07/16/25 (i)	China		400,000	43,088
6.45%, 11/07/24 (i)	China		200,000	22,500
Country Garden Holdings Company Ltd. 4.80%, 08/06/30 (i)	China		200,000	16,520
7.25%, 04/08/26 (i)	China		600,000	54,360
RKPF Overseas Ltd. 5.90%, 03/05/25	China		500,000	206,570
6.00%, 09/04/25	China		500,000	179,875
Shimao Group Holdings Ltd. 3.45%, 01/11/31 (i)	China		400,000	20,000
4.60%, 07/13/30 (i)	China		200,000	11,600
5.20%, 01/16/27 (i)	China		1,210,000	62,618
5.60%, 07/15/26 (i)	China		400,000	20,712
6.13%, 08/21/24 (i)	China		370,000	19,632
Sino-Ocean Land Treasure IV Ltd. 3.25%, 05/05/26 (i)	China		200,000	13,000
4.75%, 08/05/29 (i)	China		410,000	30,750
4.75%, 01/14/30 (i)	China		400,000	28,452
Total Real Estate Management & Development				774,902
Total Emerging Markets				6,471,479
Convertible Bonds – 0.5%
Aerospace & Defense – 0.0%
Safran SA 0.00%, 04/01/28	France	EUR	17,100	38,716
Automobiles – 0.0%
Ford Motor Company 0.00%, 03/15/26	United States	USD	35,000	35,472
Biotechnology – 0.0%
Ascendis Pharma AS 2.25%, 04/01/28	Denmark		17,000	18,984
Bridgebio Pharma, Inc. 2.25%, 02/01/29	United States		12,000	9,562
2.50%, 03/15/27	United States		9,000	9,136
Halozyme Therapeutics, Inc. 1.00%, 08/15/28	United States		8,000	8,913
INSMED, Inc. 0.75%, 06/01/28	United States		5,000	10,556
MannKind Corp. 2.50%, 03/01/26	United States		7,000	8,446
Sarepta Therapeutics, Inc. 1.25%, 09/15/27	United States		11,000	14,179
Total Biotechnology				79,776

____________

See Notes to Consolidated Financial Statements.

2024 Semi-Annual Report	29

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
Broadline Retail – 0.0%
Etsy, Inc. 0.25%, 06/15/28	United States	USD	31,000	$24,457
Chemicals – 0.0%
Resonac Holdings Corp. 0.00%, 12/29/28	Japan	JPY	10,000,000	64,532
Commercial Services & Supplies – 0.0%
Tetra Tech, Inc. 2.25%, 08/15/28 (c)	United States	USD	11,000	12,944
Construction & Engineering – 0.0%
Fluor Corp. 1.13%, 08/15/29 (c)	United States		23,000	26,318
Diversified Telecommunication Services – 0.1%
Cellnex Telecom SA 0.50%, 07/05/28	Spain	EUR	100,000	108,777
Electric Utilities – 0.1%
NextEra Energy Capital Holdings, Inc. 3.00%, 03/01/27 (c)	United States	USD	26,000	29,757
PG&E Corp. 4.25%, 12/01/27 (c)	United States		30,000	30,292
Southern Company 3.88%, 12/15/25	United States		34,000	34,772
Total Electric Utilities				94,821
Electronic Equipment Instruments & Components – 0.0%
Advanced Energy Industries, Inc. 2.50%, 09/15/28 (c)	United States		16,000	16,762
Entertainment – 0.1%
Liberty Media Corp. 2.25%, 08/15/27	United States		31,000	33,035
Live Nation Entertainment, Inc. 3.13%, 01/15/29	United States		17,000	18,835
Sea Ltd. 0.25%, 09/15/26	Singapore		50,000	43,675
Total Entertainment				95,545
Financial Services – 0.0%
Shift4 Payments, Inc. 0.50%, 08/01/27	United States		37,000	35,132
Food Products – 0.0%
Post Holdings, Inc. 2.50%, 08/15/27	United States		6,000	6,609
Ground Transportation – 0.0%
Lyft, Inc. 0.63%, 03/01/29 (c)	United States		10,000	9,938
Uber Technologies, Inc. 0.88%, 12/01/28 (c)	United States		23,000	27,405
Total Ground Transportation				37,343

____________

See Notes to Consolidated Financial Statements.

30

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
Health Care Equipment & Supplies – 0.0%
Alphatec Holdings, Inc. 0.75%, 08/01/26	United States	USD	16,000	$15,542
Lantheus Holdings, Inc. 2.63%, 12/15/27	United States		12,000	14,969
LivaNova USA, Inc. 3.00%, 12/15/25	United States		23,000	25,947
Merit Medical Systems, Inc. 3.00%, 02/01/29 (c)	United States		12,000	14,070
Total Health Care Equipment & Supplies				70,528
Health Care Providers & Services – 0.0%
Guardant Health, Inc. 0.00%, 11/15/27	United States		38,000	29,481
Health Care Technology – 0.0%
Evolent Health, Inc. 3.50%, 12/01/29 (c)	United States		17,000	15,381
Hotel & Resort Real Estate Investment Trusts – 0.0%
Pebblebrook Hotel Trust 1.75%, 12/15/26	United States		16,000	14,200
Hotels, Restaurants & Leisure – 0.1%
Accor SA 0.70%, 12/07/27 (i)	France	EUR	41,200	22,129
H World Group Ltd. 3.00%, 05/01/26	China	USD	21,000	22,428
Just Eat Takeaway.com NV 0.00%, 08/09/25	United Kingdom	EUR	100,000	100,871
Marriott Vacations Worldwide Corp. 3.25%, 12/15/27	United States	USD	10,000	9,150
NCL Corp. Ltd. 5.38%, 08/01/25	United States		11,000	13,401
Shake Shack, Inc. 0.00%, 03/01/28	United States		50,000	43,500
Total Hotels, Restaurants & Leisure				211,479
Household Durables – 0.0%
Meritage Homes Corp. 1.75%, 05/15/28 (c)	United States		14,000	13,972
IT Services – 0.0%
Akamai Technologies, Inc. 0.38%, 09/01/27	United States		19,000	18,453
Media – 0.0%
Cable One, Inc. 0.00%, 03/15/26	United States		26,000	22,880

____________

See Notes to Consolidated Financial Statements.

2024 Semi-Annual Report	31

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
Metals & Mining – 0.0%
First Majestic Silver Corp. 0.38%, 01/15/27	Canada	USD	26,000	$21,569
MP Materials Corp. 0.25%, 04/01/26 (c)	United States		21,000	18,742
Total Metals & Mining				40,311
Multi-Utilities – 0.0%
Veolia Environnement SA 0.00%, 01/01/25	France	EUR	135,900	45,703
Oil, Gas & Consumable Fuels – 0.0%
Green Plains, Inc. 2.25%, 03/15/27	United States	USD	12,000	10,688
Professional Services – 0.0%
Parsons Corp. 2.63%, 03/01/29 (c)	United States		27,000	28,958
Semiconductors & Semiconductor Equipment – 0.0%
MKS Instruments, Inc. 1.25%, 06/01/30 (c)	United States		24,000	25,672
ON Semiconductor Corp. 0.50%, 03/01/29	United States		20,000	19,235
SolarEdge Technologies, Inc. 0.00%, 09/15/25	United States		18,000	16,497
Total Semiconductors & Semiconductor Equipment				61,404
Software – 0.1%
BlackLine, Inc. 1.00%, 06/01/29 (c)	United States		18,000	17,532
Envestnet, Inc. 2.63%, 12/01/27	United States		30,000	32,295
Five9, Inc. 1.00%, 03/15/29 (c)	United States		8,000	7,140
Nutanix, Inc. 0.25%, 10/01/27	United States		16,000	18,736
PagerDuty, Inc. 1.50%, 10/15/28 (c)	United States		13,000	14,027
Unity Software, Inc. 0.00%, 11/15/26	United States		61,000	52,856
Total Software				142,586
Technology Hardware Storage & Peripherals – 0.0%
Seagate HDD Cayman 3.50%, 06/01/28 (c)	United States		14,000	19,173
Total Convertible Bonds				1,422,401
____________

See Notes to Consolidated Financial Statements.

32

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
CORPORATE CREDIT (continued)
Investment Grade – 0.0%
Banks – 0.0%
Barclays PLC 6.50% (SOFR + 1.88%), 09/13/27 (a)	United Kingdom	USD	56,000	$56,945
Total Investment Grade				56,945
TOTAL CORPORATE CREDIT (Cost $177,577,323)				171,723,410
STRUCTURED CREDIT – 32.7%
Collateralized Loan Obligations – 17.9%
37 Capital CLO 11.69%, 2023-1A, Class D (3 mo. Term SOFR + 6.36%), 04/15/36 (a),(c)	Cayman Islands		1,500,000	1,537,728
13.75%, 2023-2A, Class E (3 mo. Term SOFR + 8.38%), 01/15/34 (a),(c)	Cayman Islands		1,000,000	1,023,978
Anchorage Capital CLO Ltd. 9.31%, 2020-16A, Class DR (3 mo. Term SOFR + 3.98%), 01/19/35 (a),(c)	Cayman Islands		1,500,000	1,501,617
11.08%, 2023-26A, Class D (3 mo. Term SOFR + 5.75%), 07/19/34 (a),(c)	Cayman Islands		500,000	519,245
12.94%, 2016-8A, Class ER2 (3 mo. Term SOFR + 7.61%), 10/27/34 (a),(c)	Cayman Islands		1,500,000	1,481,445
12.94%, 2020-16A, Class ER (3 mo. Term SOFR + 7.61%), 01/19/35 (a),(c)	Cayman Islands		1,000,000	990,731
Anchorage Credit Funding Ltd. 5.93%, 2020-12A, Class D, 10/25/38 (c)	Cayman Islands		750,000	703,532
6.85%, 2019-7A, Class E, 04/25/37 (c)	Cayman Islands		1,000,000	936,308
12.26%, 2019-7A, Class SUB1, 04/25/37 (c)	Cayman Islands		1,000,000	502,843
ARES CLO 9.08%, 2022-64A, Class D (3 mo. Term SOFR + 3.75%), 04/15/35 (a),(c)	Cayman Islands		500,000	501,723
11.07%, 2023-68A, Class D (3 mo. Term SOFR + 5.75%), 04/25/35 (a),(c)	Jersey		2,000,000	2,044,308
CBAM Ltd. 12.68%, 2017-2A, Class ER (3 mo. Term SOFR + 7.36%), 07/17/34 (a),(c)	Cayman Islands		571,000	546,135
Cerberus Loan Funding LP 9.48%, 2023-3A, Class C (3 mo. Term SOFR + 4.15%), 09/13/35 (a),(c)	United States		1,000,000	1,023,325
Dryden 27 R Euro CLO 2017 DAC 9.77%, 2017-27X, Class ER (3 mo. EURIBOR + 5.86%), 04/15/33 (a)	Ireland	EUR	500,000	513,226
Elevation CLO Ltd. 12.79%, 2021-14A, Class E (3 mo. Term SOFR + 7.46%), 10/20/34 (a),(c)	Cayman Islands	USD	2,000,000	1,876,216
Elmwood CLO Ltd. 8.42%, 2019-3A, Class DRR (3 mo. Term SOFR + 3.10%), 07/18/37 (a),(c)	Cayman Islands		1,750,000	1,758,362

____________

See Notes to Consolidated Financial Statements.

2024 Semi-Annual Report	33

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
STRUCTURED CREDIT (continued)
Fortress Credit BSL Ltd. 10.08%, 2022-2A, Class DR (3 mo. Term SOFR + 4.75%), 10/18/33 (a),(c)	Jersey	USD	1,000,000	$1,003,750
13.48%, 2022-1A, Class E (3 mo. Term SOFR + 8.15%), 10/23/34 (a),(c)	Cayman Islands		500,000	501,456
13.52%, 2020-1A, Class E (3 mo. Term SOFR + 8.19%), 10/20/33 (a),(c)	Cayman Islands		1,000,000	1,003,584
Gallatin CLO Ltd. 10.74%, 2023-1A, Class D (3 mo. Term SOFR + 5.41%), 10/14/35 (a),(c)	Bermuda		2,000,000	2,048,500
Harvest CLO XXVI 10.03%, 26A, Class E (3 mo. EURIBOR + 6.12%), 01/15/34 (a),(c)	Ireland	EUR	500,000	534,390
ICG US CLO Ltd. 9.19%, 2020-1A, Class DR (3 mo. Term SOFR + 3.86%), 01/20/35 (a),(c)	Cayman Islands	USD	1,000,000	985,883
13.04%, 2020-1A, Class ER (3 mo. Term SOFR + 7.71%), 01/20/35 (a),(c)	Cayman Islands		1,000,000	910,061
Madison Park Funding Ltd. 10.82%, 2023-63A, Class D (3 mo. Term SOFR + 5.50%), 04/21/35 (a),(c)	Cayman Islands		2,000,000	2,051,178
Marble Point CLO Ltd. 12.88%, 2021-4A, Class E (3 mo. Term SOFR + 7.55%), 01/22/35 (a),(c)	Cayman Islands		1,750,000	1,717,249
13.09%, 2020-3A, Class ER (3 mo. Term SOFR + 7.50%), 01/19/34 (a),(c)	Cayman Islands		625,000	630,167
Monroe Capital MML CLO LLC 15.42%, 2022-2A, Class E (3 mo. Term SOFR + 10.02%), 10/24/34 (a),(c)	United States		2,000,000	2,020,072
Monroe Capital MML CLO XIII Ltd. 13.65%, 2022-1A, Class E (3 mo. Term SOFR + 8.32%), 02/24/34 (a),(c)	United States		1,000,000	1,004,207
Mountain View Clo Ltd. 9.93%, 2019-2A, Class DR (3 mo. Term SOFR + 4.60%), 07/15/37 (a),(c)	Cayman Islands		1,000,000	1,002,838
Mountain View CLO Ltd. 9.18%, 2023-1A, Class C (3 mo. Term SOFR + 3.85%), 09/14/36 (a),(c)	Cayman Islands		300,000	305,404
10.83%, 2023-1A, Class D (3 mo. Term SOFR + 5.50%), 09/14/36 (a),(c)	Cayman Islands		300,000	312,160
OAK Hill European Credit Partners V Designated Activity Co. 10.27%, 2016-5A, Class ER (3 mo. EURIBOR + 6.37%), 01/21/35 (a),(c)	Ireland	EUR	1,750,000	1,874,437
12.77%, 2016-5A, Class FR (3 mo. EURIBOR + 8.87%), 01/21/35 (a),(c)	Ireland		1,000,000	1,051,818
OZLM XXIII Ltd. 12.87%, 2019-23A, Class ER (3 mo. Term SOFR + 7.54%), 04/15/34 (a),(c)	Cayman Islands	USD	250,000	247,498

____________

See Notes to Consolidated Financial Statements.

34

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
STRUCTURED CREDIT (continued)
Palmer Square European CLO 10.26%, 2022-1A, Class E (3 mo. EURIBOR + 6.36%), 01/21/35 (a),(c)	Ireland	EUR	1,200,000	$1,287,383
12.75%, 2022-1A, Class F (3 mo. EURIBOR + 8.85%), 01/21/35 (a),(c)	Ireland		1,250,000	1,306,056
Penta CLO 10.06%, 2021-10X, Class E (3 mo. EURIBOR + 6.23%), 11/20/34 (a)	Ireland		500,000	536,066
Rockford Tower CLO Ltd. 13.44%, 2022-2A, Class ER (3 mo. Term SOFR + 8.12%), 10/20/35 (a),(c)	United States	USD	750,000	752,876
Rockford Tower Europe DAC 9.86%, 2021-1A, Class E (3 mo. EURIBOR + 5.96%), 04/20/34 (a),(c)	Ireland	EUR	500,000	527,707
RR Ltd. 13.63%, 2022-24A, Class DR (3 mo. Term SOFR + 8.30%), 01/15/36 (a),(c)	Bermuda	USD	1,000,000	1,014,586
Symphony CLO Ltd. 12.54%, 2012-9A, Class ER2 (3 mo. Term SOFR + 7.21%), 07/16/32 (a),(c)	Cayman Islands		438,000	398,665
THL Credit Wind River CLO Ltd. 12.75%, 2020-1A, Class ER (3 mo. Term SOFR + 7.42%), 07/20/37 (a),(c)	Cayman Islands		1,000,000	1,005,175
Toro European CLO 10.21%, 3X, Class ERR (3 mo. EURIBOR + 6.30%), 07/15/34 (a)	Ireland	EUR	1,500,000	1,581,524
Trimaran Cavu Ltd. 12.96%, 2021-3A, Class E (3 mo. Term SOFR + 7.63%), 01/18/35 (a),(c)	Cayman Islands	USD	900,000	905,692
Trinitas CLO XIV Ltd. 13.63%, 2020-14A, Class E (3 mo. Term SOFR + 8.30%), 01/25/34 (a),(c)	Cayman Islands		500,000	503,876
Trinitas CLO XVIII Ltd. 9.19%, 2021-18A, Class D (3 mo. Term SOFR + 3.86%), 01/20/35 (a),(c)	Cayman Islands		2,000,000	1,999,640
Total Collateralized Loan Obligations				48,484,620
Commercial Mortgage-Backed Securities – 4.8%
ACREC LLC 11.36%, 2023-FL2, Class E (1 mo. Term SOFR + 6.03%), 02/19/38 (a),(c)	United States		107,000	106,965
ACRES Commercial Realty Ltd. 8.09%, 2021-FL1, Class D (1 mo. Term SOFR + 2.76%), 06/15/36 (a),(c)	Cayman Islands		321,000	297,002
AREIT Trust 10.70%, 2023-CRE8, Class D (1 mo. Term SOFR + 5.37%), 08/17/41 (a),(c)	United States		109,000	108,808
Banc of America Commercial Mortgage Trust 1.25%, 2015-UBS7, Class XFG, 09/15/48 (c)	United States		10,000,000	142,518
BBCMS Mortgage Trust 7.94%, 2021-AGW, Class D (1 mo. Term SOFR + 2.61%), 06/15/36 (a),(c)	United States		877,000	788,312

____________

See Notes to Consolidated Financial Statements.

2024 Semi-Annual Report	35

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
STRUCTURED CREDIT (continued)
BBCMS Trust 8.45%, 2018-BXH, Class F (1 mo. Term SOFR + 3.12%), 10/15/37 (a),(c)	United States	USD	270,000	$267,759
Benchmark Mortgage Trust 3.24%, 2018-B6, Class E, 10/10/51 (c)	United States		225,000	110,568
4.00%, 2024-V5, Class D, 01/10/57 (c)	United States		36,000	30,698
7.20%, 2024-V5, Class C, 01/10/57	United States		57,000	58,436
Blackstone UK Student Housing Portfolio 7.56%, 2021-UK5, Class E (Daily SONIA + 2.35%), 05/17/31 (a)	United Kingdom	GBP	236,000	286,990
BWAY Mortgage Trust 5.03%, 2022-26BW, Class E, 02/10/44 (c)	United States	USD	677,000	434,794
BX Commercial Mortgage Trust 8.98%, 2019-IMC, Class G (1 mo. Term SOFR + 3.65%), 04/15/34 (a),(c)	United States		1,131,000	1,107,814
BX Trust 9.48%, 2021-SDMF, Class J (1 mo. Term SOFR + 4.15%), 09/15/34 (a),(c)	United States		450,849	421,282
CD Mortgage Trust 3.35%, 2017-CD5, Class D, 08/15/50 (c)	United States		489,000	376,374
Citigroup Commercial Mortgage Trust 9.14%, 2021-KEYS, Class F (1 mo. Term SOFR + 3.81%), 10/15/36 (a),(c)	United States		741,000	715,728
CLNC Ltd. 8.35%, 2019-FL1, Class D (1 mo. Term SOFR + 3.01%), 08/20/35 (a),(c)	Cayman Islands		410,000	401,509
COMM Mortgage Trust 2.06%, 2016-DC2, Class XF, 02/10/49 (c)	United States		12,997,292	376,950
CSAIL Commercial Mortgage Trust 4.16%, 2017-CX9, Class D, 09/15/50 (c)	United States		190,000	133,168
DBGS Mortgage Trust 9.59%, 2021-W52, Class F (1 mo. Term SOFR + 4.26%), 10/15/36 (a),(c)	United States		1,000,000	586,414
GSMS Trust 8.25%, 2024-FAIR, Class D, 07/15/29 (c)	United States		580,000	577,609
Hilton USA Trust 4.12%, 2016-SFP, Class C, 11/05/35 (c)	United States		105,000	66,937
4.93%, 2016-SFP, Class D, 11/05/35 (b),(c)	United States		584,000	258,805
J.P. Morgan Chase Commercial Mortgage Securities Trust 9.71%, 2021-HTL5, Class F (1 mo. Term SOFR + 4.38%), 11/15/38 (a),(c)	United States		1,084,000	1,061,634
Last Mile Logistics 11.01%, 2023-1A, Class D (Daily SONIA + 5.80%), 08/17/33 (a),(c)	United Kingdom	GBP	207,000	261,984
Life Mortgage Trust 7.79%, 2021-BMR, Class F (1 mo. Term SOFR + 2.46%), 03/15/38 (a),(c)	United States	USD	125,820	121,693
MF1 LLC 11.07%, 2022-FL10, Class D (1 mo. Term SOFR + 5.73%), 09/17/37 (a),(c)	United States		232,000	232,706

____________

See Notes to Consolidated Financial Statements.

36

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
STRUCTURED CREDIT (continued)
Natixis Commercial Mortgage Securities Trust 11.27%, 2022-RRI, Class F (1 mo. Term SOFR + 5.94%), 03/15/35 (a),(c)	United States	USD	493,500	$491,783
ONE Mortgage Trust 6.94%, 2021-PARK, Class D (1 mo. Term SOFR + 1.61%), 03/15/36 (a),(c)	United States		645,000	610,035
Taubman Centers Commercial Mortgage Trust 10.10%, 2022-DPM, Class D (1 mo. Term SOFR + 4.77%), 05/15/37 (a),(c)	United States		415,000	411,469
TRTX Issuer Ltd 7.84%, 2021-FL4, Class C (1 mo. Term SOFR + 2.51%), 03/15/38 (a),(c)	Cayman Islands		160,000	149,147
UK Logistics DAC 9.22%, 2024-1A, Class D (Daily SONIA + 4.00%), 05/17/34 (a),(c)	United Kingdom	GBP	102,000	129,002
10.22%, 2024-1A, Class E (Daily SONIA + 5.00%), 05/17/34 (a),(c)	United Kingdom		200,000	252,977
VMC Finance LLC 7.70%, 2021-FL4, Class C (1 mo. Term SOFR + 2.36%), 06/16/36 (a),(c)	United States	USD	800,000	761,061
8.95%, 2021-FL4, Class D (1 mo. Term SOFR + 3.61%), 06/16/36 (a),(c)	United States		147,000	125,759
9.95%, 2021-HT1, Class B (1 mo. Term SOFR + 4.61%), 01/18/37 (a),(c)	United States		643,000	630,353
Total Commercial Mortgage-Backed Securities				12,895,043
Residential Mortgage-Backed Securities – 3.2%
BRAVO Residential Funding Trust 6.90%, 2024-NQM1, Class M1, 12/01/63 (c)	United States		109,000	109,965
7.44%, 2023-NQM5, Class M1, 06/25/63 (c)	United States		183,000	186,764
8.04%, 2024-NQM1, Class B1, 12/01/63 (c)	United States		128,000	129,100
CHNGE Mortgage Trust 8.44%, 2023-4, Class B1, 09/25/58 (c)	United States		891,000	874,473
COLT Mortgage Loan Trust 6.59%, 2024-1, Class M1, 02/25/69 (c)	United States		138,000	138,082
Deephaven Residential Mortgage Trust 4.33%, 2022-2, Class B1, 03/25/67 (c)	United States		229,000	178,879
GCAT Trust 3.97%, 2022-NQM1, Class B1, 02/25/67 (c)	United States		476,000	333,539
Imperial Fund Mortgage Trust 4.43%, 2022-NQM3, Class M1, 05/25/67 (c)	United States		332,000	268,810
JP Morgan Mortgage Trust 7.64%, 2024-CES1, Class B1, 06/25/54 (c)	United States		100,000	99,194
MFA Trust 4.26%, 2022-NQM1, Class B1, 12/25/66 (c)	United States		251,000	198,289
Morgan Stanley Residential Mortgage Loan Trust 7.51%, 2023-NQM1, Class B1, 09/25/68 (c)	United States		446,000	432,144
NYMT Loan Trust 8.41%, 2024-BPL2, Class M, 05/25/39 (c)	United States		145,000	144,818

____________

See Notes to Consolidated Financial Statements.

2024 Semi-Annual Report	37

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
STRUCTURED CREDIT (continued)
PRKCM Trust 6.20%, 2022-AFC2, Class B1, 08/25/57 (c)	United States	USD	204,000	$196,263
6.87%, 2024-AFC1, Class M1, 03/25/59 (c)	United States		66,000	65,821
7.56%, 2023-AFC1, Class M1, 02/25/58 (c)	United States		371,000	374,809
8.01%, 2023-AFC4, Class B1, 11/25/58 (c)	United States		293,000	291,316
8.06%, 2024-AFC1, Class B1, 03/25/59 (c)	United States		176,000	176,068
8.15%, 2023-AFC2, Class B1, 06/25/58 (c)	United States		100,000	99,825
Progress Residential Trust 5.60%, 2022-SFR3, Class E2, 04/17/39 (c)	United States		212,000	203,724
PRPM LLC 4.83%, 2021-10, Class A2, 12/31/49 (c),(h)	United States		1,000,000	983,848
RCKT Mortgage Trust 6.77%, 2024-CES2, Class M2, 04/25/44 (c)	United States		100,000	101,490
6.77%, 2024-CES1, Class M2, 02/25/44 (c)	United States		100,000	101,549
Seasoned Credit Risk Transfer Trust 4.50%, 2022-1, Class M, 11/25/61 (c)	United States		226,000	194,244
STAR Trust 9.83%, 2022-SFR3, Class F (1 mo. Term SOFR + 4.50%), 05/17/39 (a),(c)	United States		170,000	164,003
Toorak Mortgage Trust 9.16%, 2024-RRTL1, Class M1, 02/25/39 (c)	United States		71,000	71,043
Towd Point Mortgage Trust 6.86%, 2024-CES1, Class M2, 01/25/64 (c)	United States		110,000	111,606
Verus Securitization Trust 6.67%, 2024-1, Class M1, 01/25/69 (c)	United States		118,000	118,188
6.82%, 2024-2, Class M1, 02/25/69 (c)	United States		100,000	100,849
7.08%, 2023-INV2, Class A3, 08/25/68 (c),(h)	United States		158,664	159,393
7.35%, 2023-INV2, Class M1, 08/25/68 (c)	United States		187,000	188,766
7.56%, 2023-2, Class B1, 03/25/68 (c)	United States		100,000	98,732
7.92%, 2023-7, Class B1, 10/25/68 (c)	United States		634,000	633,394
8.13%, 2023-INV2, Class B1, 08/25/68 (c)	United States		215,000	216,640
Western Mortgage Reference Notes 10.69%, 2021-CL2, Class M4 (SOFR30A + 5.35%), 07/25/59 (a),(c)	United States		804,810	825,171
Total Residential Mortgage-Backed Securities				8,570,799
Asset-Backed Securities – 6.8%
Financials – 6.8%
Adams Outdoor Advertising LP 11.71%, 2023-1, Class C, 07/15/53 (c)	United States		2,000,000	2,066,616
Castlelake Aircraft Securitization Trust 2.74%, 2017-1R, Class A, 08/15/41 (c)	United States		128,074	121,799
GAIA Aviation Ltd. 7.00%, 2019-1, Class C, 12/15/44 (c),(h)	Cayman Islands		2,040,194	1,393,058
Horizon Aircraft Finance III Ltd. 3.43%, 2019-2, Class A, 11/15/39 (c)	Cayman Islands		1,444,426	1,258,084
Horizon Aircraft Finance Ltd. 4.46%, 2018-1, Class A, 12/15/38 (c)	United States		646,794	590,303
Lunar Aircraft Ltd. 6.41%, 2020-1A, Class C, 02/15/45 (c)	United States		728,293	634,625

____________

See Notes to Consolidated Financial Statements.

38

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
STRUCTURED CREDIT (continued)
METAL 2017-1 Ltd. 4.58%, 2017-1, Class A, 10/15/42 (c)	United States	USD	1,372,628	$899,071
METAL LLC 6.50%, 2017-1, Class B, 10/15/42 (c)	United States		284,797	91,847
Mosaic Solar Loan Trust 8.50%, 2024-2A, Class C, 04/22/52 (c)	United States		1,500,000	1,460,305
Pioneer Aircraft Finance Ltd. 3.97%, 2019-1, Class A, 06/15/44 (c)	Cayman Islands		515,616	485,136
Sunnova Hestia II Issuer LLC 9.50%, 2024-GRID1, Class 2A, 07/20/51 (c)	United States		1,000,000	993,340
Thunderbolt Aircraft Lease 5.07%, 2018-A, Class B, 09/15/38 (c),(h)	United States		1,339,286	985,327
Veros Auto Receivables Trust 11.46%, 2023-1, Class D, 08/15/30 (c)	United States		1,780,000	1,880,804
VSTJET 10.91%, 2020-1B, 01/15/29 (b)	United States		1,700,000	1,657,500
WAVE LLC 6.41%, 2019-1, Class C, 09/15/44 (c)	United States		2,460,511	861,179
WAVE Trust 5.68%, 2017-1A, Class B, 11/15/42 (c)	United States		1,590,272	1,076,217
6.66%, 2017-1A, Class C, 11/15/42 (c)	United States		1,190,753	244,104
Westlake Automobile Receivables Trust 1.23%, 2021-2A, Class D, 12/15/26 (c)	United States		164,000	159,518
Ziply Fiber Issuer LLC 11.17%, 2024-1A, Class C, 04/20/54 (c)	United States		1,500,000	1,502,219
Total Financials				18,361,052
Total Asset-Backed Securities				18,361,052
TOTAL STRUCTURED CREDIT (Cost $88,360,791)				88,311,514
PRIVATE CREDIT – 20.2%
Senior Loans – 19.1%
Aerospace & Defense – 1.6%
Galileo Parent, First Lien Term Loan 12.34% (3 mo. Term SOFR + 7.25%), 05/03/30 (a),(b)	United States		530,335	530,335
Galileo Parent, Inc., First Lien Revolver 12.56% (3 mo. Term SOFR + 7.25%), 05/03/29 (a),(b),(j)	United States		61,262	36,757
12.59% (3 mo. Term SOFR + 7.25%), 05/03/29 (a),(b),(j)	United States		21,738	13,043
GASL Bermuda, Tranche B-1 Revolver 11.83%, 12/15/28 (b),(j)	United States		3,100,000	2,990,597
WP CPP Holdings, First Lien Term Loan 8.75% (3 mo. Term SOFR + 3.38%), 11/28/29 (a),(b)	United States		831,326	826,338
WP CPP Holdings, First Lien Revolver 0.00%, 11/28/29 (b),(j)	United States		90,000	—
Total Aerospace & Defense				4,397,070

____________

See Notes to Consolidated Financial Statements.

2024 Semi-Annual Report	39

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
PRIVATE CREDIT (continued)
Automobile Components – 0.9%
Superior Industries International, Inc., First Lien Tranche B Term Loan 13.33%, 12/15/28 (b)	United States	USD	2,573,425	$2,547,691
Biotechnology – 1.2%
ADC Therapeutics, Inc., First Lien Tranche A Term Loan 13.00% (3 mo. Term SOFR + 7.50%), 08/15/29 (a),(b)	United States		1,135,543	1,107,154
Mesoblast, Inc., First Lien Term Loan 9.75%, 11/19/26 (b),(d)	United States		1,368,949	1,303,924
Seres Therapeutics, Inc., First Lien Tranche B Delay Draw Term Loan 0.00%, 04/27/29 (b),(j)	United States		329,000	—
Seres Therapeutics, Inc., First Lien Tranche C Delay Draw Term Loan 0.00%, 04/30/29 (b),(j)	United States		329,000	—
Seres Therapeutics, Inc., First Lien Tranche A1 Term Loan 12.88% (3 mo. Term SOFR + 7.88%), 04/30/29 (a),(b)	United States		585,000	585,000
Seres Therapeutics, Inc., First Lien Tranche DDA2 Delay Draw Term Loan 12.88% (3 mo. Term SOFR + 7.88%), 04/30/29 (a),(b)	United States		219,000	219,000
Total Biotechnology				3,215,078
Capital Markets – 0.4%
Inspira, First Lien Delay Draw Term Loan 10.35%, 05/10/26 (b),(j)	United States		344,000	—
Inspira, First Lien Revolver 10.35%, 05/10/30 (b),(j)	United States		103,000	—
Minotaur Acquisition, First Lien Term Loan 10.35% (3 mo. Term SOFR + 5.00%), 05/10/30 (a),(b)	United States		1,035,000	1,014,818
Total Capital Markets				1,014,818
Commercial Services & Supplies – 0.8%
Amspec Parent, First Lien Delay Draw Term Loan 11.07%, 12/05/30 (b),(j)	United States		226,000	—
Amspec Parent LLC, First Lien Term Loan 11.08% (3 mo. Term SOFR + 5.75%), 12/05/30 (a),(b)	United States		1,563,083	1,563,082
Amspec Parent, Inc., First Lien Revolver 0.00% (3 mo. Term SOFR + 5.75%), 12/05/29 (a),(b),(j)	United States		212,000	2,261
Kings Buyer LLC, First Lien Revolver 11.99% (Prime + 8.50%), 10/29/27 (a),(b),(j)	United States		310,246	—
____________

See Notes to Consolidated Financial Statements.

40

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
PRIVATE CREDIT (continued)
NFM & J LP, First Lien Revolver 10.94% (1 mo. LIBOR US + 5.75%), 11/30/27 (a),(b),(j)	United States	USD	59,285	$2,905
13.25% (Prime + 4.75%), 11/30/27 (a),(b),(j)	United States		51,078	2,503
NFM & J LP, First Lien Term Loan 11.15% (3 mo. Term SOFR + 5.75%), 11/30/27 (a),(b)	United States		493,858	483,981
11.18% (3 mo. Term SOFR + 5.75%), 11/30/27 (a),(b),(j)	United States		275,862	8,968
Total Commercial Services & Supplies				2,063,700
Communications Equipment – 0.6%
Sorenson Communications, Term Loan 11.08%, 04/19/29 (b)	United States		1,783,000	1,750,193
Sorenson Communications, Revolver 11.08%, 04/19/29 (b),(j)	United States		198,000	—
Total Communications Equipment				1,750,193
Containers & Packaging – 0.6%
ASP-r-pac Acquisition Company LLC, First Lien Term Loan 11.57%, 12/29/27 (b)	United States		1,693,690	1,610,360
ASP-r-pac Acquisition Company LLC, First Lien Revolver 9.49%, 12/29/27 (b),(j)	United States		205,745	84,118
Total Containers & Packaging				1,694,478
Electrical Equipment – 0.3%
Inventus Power, Inc., First Lien Revolver 0.00%, 06/30/25 (b),(j)	United States		94,000	—
Inventus Power, Inc., First Lien Term Loan 12.59%, 06/30/25 (b)	United States		819,639	801,116
Total Electrical Equipment				801,116
Food Products – 0.4%
Protein For Pets Opco, First Lien Term Loan 10.57% (1 mo. Term SOFR + 5.25%), 03/22/30 (a),(b)	United States		994,000	975,710
Protein For Pets Opco, First Lien Revolver 10.57%, 03/22/30 (b),(j)	United States		103,000	—
Total Food Products				975,710
Health Care Equipment & Supplies – 1.1%
Touchstone Acquisition, Inc., First Lien Term Loan 11.41% (3 mo. Term SOFR + 6.00%), 12/29/28 (a),(b)	United States		2,953,720	2,891,101

____________

See Notes to Consolidated Financial Statements.

2024 Semi-Annual Report	41

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
PRIVATE CREDIT (continued)
Health Care Providers & Services – 1.8%
LSL Holdco LLC, First Lien Term Loan 11.43%, 01/31/28 (b)	United States	USD	2,349,755	$2,202,895
LSL Holdco LLC, First Lien Incremental Term Loan 11.08%, 01/31/28 (b)	United States		273,606	256,505
LSL Holdco LLC, First Lien Revolver 11.43% (1 mo. Term SOFR + 6.00%), 01/31/28 (a),(b),(j)	United States		266,412	199,809
Petvet Care Centers LLC, First Lien Term Loan 11.32% (1 mo. Term SOFR + 6.00%), 11/15/30 (a),(b)	United States		2,350,110	2,298,878
11.32%, 11/15/30 (b),(j)	United States		307,000	—
Petvet Care Centers LLC, First Lien Revolver 11.32%, 11/15/29 (b),(j)	United States		307,000	—
Total Health Care Providers & Services				4,958,087
Health Care Technology – 1.1%
Establishment Labs Holdings, Inc., First Lien Tranche A Term Loan 9.00%, 04/21/27 (b),(d)	United States		1,241,920	1,220,186
Establishment Labs Holdings, Inc., First Lien Tranche B Delay Draw Term Loan 9.00%, 04/21/27 (b),(d)	United States		198,895	195,414
Establishment Labs Holdings, Inc., First Lien Tranche C Delay Draw Term Loan 9.00%, 04/21/27 (b),(d),(j)	United States		184,290	—
Establishment Labs Holdings, Inc., First Lien Tranche D Delay Draw Term Loan 9.00%, 04/21/27 (b),(d),(j)	United States		184,290	—
Impel Pharmaceuticals, Inc., First Lien Tranche A Term Loan 0.00%, 03/17/27 (b)	United States		1,936,754	584,706
Impel Pharmaceuticals, Inc., Tranche B Delay Draw Term Loan 0.00%, 09/05/28 (b)	United States		139,899	93,257
Impel Pharmaceuticals, Inc., Tranche B2 Delay Draw Term Loan 0.00%, 09/05/28 (b)	United States		62,736	41,820
Impel Pharmaceuticals, Inc., Tranche A2 Term Loan 0.00%, 09/05/28 (b)	United States		52,716	35,141
Next Holdco LLC, First Lien Term Loan 11.32% (3 mo. Term SOFR + 6.00%), 11/08/30 (a),(b)	United States		827,925	827,925
11.32%, 11/08/30 (b),(j)	United States		213,000	—

____________

See Notes to Consolidated Financial Statements.

42

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
PRIVATE CREDIT (continued)
Next Holdco LLC, First Lien Revolver 11.32%, 11/08/29 (b),(j)	United States	USD	80,000	$—
Total Health Care Technology				2,998,449
Hotels, Restaurants & Leisure – 2.0%
Grove Hotel Parcel Owner LLC, First Lien Delay Draw Term Loan 0.00%, 06/21/28 (b),(j)	United States		350,754	—
Grove Hotel Parcel Owner LLC, First Lien Revolver Facility 0.00%, 06/21/28 (b),(j)	United States		175,377	—
Grove Hotel Parcel Owner LLC, First Lien Term Loan 13.43%, 06/21/28 (b)	United States		1,727,462	1,692,913
PFNY Holdings LLC, First Lien Term Loan 12.56%, 12/31/26 (b)	United States		3,558,479	3,384,470
PFNY Holdings LLC, First Lien Delay Draw Term Loan 12.56%, 12/31/26 (b)	United States		304,709	289,809
PFNY Holdings LLC, First Lien Revolver 12.59%, 12/31/26 (b),(j)	United States		173,352	—
Total Hotels, Restaurants & Leisure				5,367,192
Insurance – 0.6%
Ardonagh Group Finance, First Lien Tranche B1 Term Loan 10.04% (6 mo. Term SOFR + 4.75%), 02/15/31 (a),(b)	United States		1,739,000	1,714,654
Ardonagh Midco, First Lien Tranche B2 Delay Draw Term Loan 10.04%, 02/15/31 (b),(j)	United States		160,000	—
Total Insurance				1,714,654
Interactive Media & Services – 0.6%
Ancestry.com, Inc., First Lien Tranche B Term Loan 10.83% (1 mo. Term SOFR + 5.50%), 12/12/33 (a),(b)	United States		1,632,908	1,632,908
Machinery – 0.3%
Truck-Lite Company, First Lien Term Loan 11.06% (3 mo. Term SOFR + 5.75%), 02/13/31 (a),(b)	United States		972,563	955,251
Truck-Lite Company, First Lien Delay Draw Term Loan 11.09%, 02/13/31 (b),(j)	United States		105,000	—
Truck-Lite Company, First Lien Revolver 11.06% (1 mo. Term SOFR + 5.75%), 02/13/30 (a),(b),(j)	United States		103,950	3,439
Total Machinery				958,690

____________

See Notes to Consolidated Financial Statements.

2024 Semi-Annual Report	43

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
PRIVATE CREDIT (continued)
Metals & Mining – 0.4%
IAMGOLD Corp., Second Lien Term Loan 13.62%, 05/16/28 (b)	United States	USD	975,000	$970,612
Pharmaceuticals – 0.4%
Bioxcel Therapeutics, First Lien Tranche A2 Term Loan 12.88% (3 mo. Term SOFR + 7.50%), 04/19/27 (a),(b)	United States		381,373	305,098
Bioxcel Therapeutics, First Lien Tranche D Term Loan 0.00%, 04/19/27 (b),(j)	United States		625,975	—
Bioxcel Therapeutics, Inc., First Lien Tranche B Delay Draw Term Loan 12.81%, 04/19/27 (b),(j)	United States		250,390	—
Bioxcel Therapeutics, Inc., First Lien Tranche C Delay Draw Term Loan 12.81%, 04/19/27 (b),(j)	United States		375,585	—
Bioxcel Therapeutics, Inc., First Lien Tranche A Term Loan 8.00%, 04/19/27 (b)	United States		919,357	735,485
Total Pharmaceuticals				1,040,583
Software – 4.0%
Avalara, Inc., First Lien Term Loan 12.56% (3 mo. Term SOFR + 7.25%), 10/19/29 (a),(b)	United States		2,491,000	2,491,000
Avalara, Inc., First Lien Revolver 0.75%, 10/19/29 (b),(j)	United States		249,000	—
CentralSquare Technologies, First Lien Term Loan 8.33% (1 mo. Term SOFR + 3.00%), 04/12/31 (a),(b)	United States		582,495	568,981
CentralSquare Technologies, First Lien Revolver 11.32%, 04/12/31 (b),(j)	United States		66,000	—
Evergreen IX Borrower, First Lien Term Loan 11.31% (3 mo. Term SOFR + 6.00%), 09/29/30 (a),(b)	United States		1,141,265	1,141,265
Evergreen IX Borrower, First Lien Revolver 11.39%, 09/29/29 (b),(j)	United States		127,000	—
Finastra USA, Inc., First Lien Term Loan 12.71% (6 mo. Term SOFR + 7.25%), 09/13/30 (a),(b)	United States		1,458,345	1,440,116
Finastra USA, Inc., First Lien Revolver 12.57% (1 mo. Term SOFR + 7.25%), 09/13/30 (a),(b),(j)	United States		147,977	15,891
ICIMS, Inc., First Lien Delay Draw Term Loan 0.00%, 08/18/28 (b),(d),(j)	United States		317,968	—

____________

See Notes to Consolidated Financial Statements.

44

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Principal Amount		Value
PRIVATE CREDIT (continued)
ICIMS, Inc., First Lien Term Loan 8.75%, 08/18/28 (b)	United States	USD	1,754,873	$1,696,962
12.58% (3 mo. Term SOFR + 7.25%), 08/18/28 (a),(b)	United States		253,659	249,600
ICIMS, Inc., First Lien Revolver 6.75% (3 mo. Term SOFR + 6.75%), 08/15/28 (a),(b),(j)	United States		44,611	6,024
12.08% (3 mo. Term SOFR + 6.75%), 08/15/28 (a),(b),(j)	United States		112,941	15,251
Monotype Imaging Holdings, First Lien Term Loan 10.84% (3 mo. Term SOFR + 5.50%), 02/28/30 (a),(b)	United States		1,409,000	1,389,838
Monotype Imaging Holdings, First Lien Revolver 10.84%, 02/28/31 (b),(j)	United States		176,000	—
Monotype Imaging Holdings, First Lien Delay Draw Term Loan 10.84%, 02/28/31 (b),(j)	United States		117,000	—
Pluralsight LLC, First Lien Term Loan 13.46% (3 mo. Term SOFR + 8.00%), 04/06/27 (a),(b)	United States		659,000	362,450
Pluralsight LLC, First Lien Revolver 13.46% (3 mo. Term SOFR + 8.00%), 04/06/27 (a),(b)	United States		41,000	22,550
UserZoom Technologies, Inc., First Lien Term Loan 12.77%, 04/05/29 (b)	United States		1,348,000	1,337,890
Total Software				10,737,818
Total Senior Loans				51,729,948
			Shares
Preferred Stock – 0.9%
Health Care Providers & Services – 0.1%
Petvet Care Centers LLC (Acquired 11/15/2023, cost $198,940) (b),(f)	United States		203	216,296
Health Care Technology – 0.8%
athenahealth, Inc. (Acquired 2/15/2022, cost $1,992,289) (b),(f)	United States		2,033	2,139,448
Total Preferred Stock				2,355,744
Common Stock – 0.1%
Distributors – 0.1%
RelaDyne (Acquired 12/23/2021, cost $187,703) (b),(f)	United States		2,000	241,380
Total Common Stock				241,380

____________

See Notes to Consolidated Financial Statements.

2024 Semi-Annual Report	45

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Description	Country	Shares	Value
PRIVATE CREDIT (continued)
Warrants – 0.1%
Biotechnology – 0.1%
ADC Therapeutics – (Exercise price: $8.30, Expiration: 08/15/32) (Acquired 8/15/2022, cost $30,028) (b),(f)	United States	4,988	$6,235
Mesoblast, Inc. – (Exercise Price: $3.70, Expiration: 11/19/28) (Acquired 1/12/2023, cost $0) (b),(f)	United States	11,941	44,779
Mesoblast, Inc. – (Exercise Price: $7.26, Expiration: 11/19/28) (Acquired 12/20/2021, cost $106,354) (b),(f)	United States	46,443	123,074
Seres Therapeutics, Inc. – (Exercise price: $6.69, Expiration: 04/27/30) (Acquired 4/27/2023, cost $14,821) (b),(f)	United States	4,735	1,657
Total Biotechnology			175,745
Health Care Technology – 0.0%
Impel Pharmaceuticals, Inc. – (Exercise Price: $0.01, Expiration: 09/05/30) (Acquired 9/5/2023, cost $0) (b),(f)	United States	26,745	—
Innocoll Pharmaceuticals Ltd. – (Exercise Price: $4.23, Expiration: 01/26/29) (Acquired 1/26/2022 – 9/1/2022, cost $77,901) (b),(f)	United States	20,192	—
Total Health Care Technology			—
Pharmaceuticals – 0.0%
Bioxcel Therapeutics – (Exercise price: $3.07, Expiration: 04/19/29) (Acquired 3/20/2024, cost $0) (b),(f)	United States	1,252	188
Bioxcel Therapeutics, Inc. – (Exercise price: $3.65, Expiration: 04/19/29) (Acquired 4/28/2022 – 12/5/2023, cost $0) (b),(f)	United States	4,359	436
Total Pharmaceuticals			624
Total Warrants			176,369
TOTAL PRIVATE CREDIT (Cost $56,477,785)			54,503,441
SHORT-TERM INVESTMENTS – 1.5%
Money Market Fund – 1.5%
First American Government Obligations Fund – Class X, 5.23% (k)	United States	3,935,261	3,935,261
TOTAL SHORT-TERM INVESTMENTS (Cost $3,935,261)			3,935,261
Total Investments – 117.9% (l) (Cost $326,351,160)			318,473,626
Liabilities in Excess of Other Assets – (17.9)%			(48,246,102)
TOTAL NET ASSETS – 100.0%			$270,227,524

____________

See Notes to Consolidated Financial Statements.

46

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024

The following notes should be read in conjunction with the accompanying Consolidated Schedule of Investments.

(a)   Variable rate security – Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor. Securities that reference SOFR may be subject to a credit spread adjustment, particularly to legacy holdings that reference LIBOR that have transitioned to SOFR as the base lending rate.

(b)   These securities are characterized as Level 3 securities within the disclosure hierarchy. Level 3 security values are determined using significant unobservable inputs. As of June 30, 2024, the total value of all such securities was $61,845,484 or 22.9% of net assets.

(c)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2024, the total value of all such securities was $137,819,514 or 51.0% of net assets.

(d)   Paid in kind security which may pay interest in additional par.

(e)   These assets are held in the Oaktree Diversified Income Fund (Cayman) Ltd., a Cayman Islands exempted company and wholly-owned subsidiary of the Fund.

(f)   Restricted security. Purchased in a private placement transaction; resale to the public may require registration. As of June 30, 2024, the total value of all such securities was $3,088,731 or 1.1% of net assets.

(g)   Regulation S security. These securities may be subject to transfer restrictions as defined by Regulation S. As of June 30, 2024, the total value of all such securities was $1,255,563 or 0.5% of net assets.

(h)   Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of June 30, 2024.

(i)   Issuer is currently in default on its regularly scheduled interest payment.

(j)   As of June 30, 2024, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par.

Company	Investment Type	Total revolving and delayed draw loan commitments (000s)	Less: funded commitments (000s)	Total unfunded commitments (000s) (Note 10)
Amspec Parent, Inc.	First Lien Delay Draw Term Loan	$226	$—	$226
Amspec Parent, Inc.	First Lien Revolver	212	2	210
Ardonagh Midco	First Lien Tranche B2 Delay Draw Term Loan	160	—	160
ASP-r-pac Acquisition Company LLC	First Lien Revolver	206	89	117
Avalara, Inc.	First Lien Revolver	249	—	249
Bioxcel Therapeutics, Inc.	First Lien Tranche D Term Loan	626	—	626
Bioxcel Therapeutics, Inc.	First Lien Tranche B Delay Draw Term Loan	250	—	250
Bioxcel Therapeutics, Inc.	First Lien Tranche C Delay Draw Term Loan	376	—	376
CentralSquare Technologies	First Lien Revolver	66	—	66
Establishment Labs Holdings, Inc.	First Lien Tranche C Delay Draw Term Loan	184	—	184
Establishment Labs Holdings, Inc.	First Lien Tranche D Delay Draw Term Loan	184	—	184
Evergreen IX Borrower	First Lien Revolver	127	—	127
Finastra USA, Inc.	First Lien Revolver	148	16	132
Galileo Parent, Inc.	First Lien Revolver	22	13	9
Galileo Parent, Inc.	First Lien Revolver	16	10	6
Galileo Parent, Inc.	First Lien Revolver	45	27	18
GASL Bermuda	Tranche B1 Revolver	3,100	2,990	110
Grove Hotel Parcel Owner LLC	First Lien Delay Draw Term Loan	351	—	351
Grove Hotel Parcel Owner LLC	First Lien Revolver Facility	175	—	175
ICIMS, Inc.	First Lien Revolver	45	6	39
ICIMS, Inc.	First Lien Delay Draw Term Loan	318	—	318
ICIMS, Inc.	First Lien Revolver	113	16	97
Inspira	First Lien Revolver	103	—	103
Inspira	First Lien Delay Draw Term Loan	172	—	172
Inspira	First Lien Delay Draw Term Loan	172	—	172
Inventus Power, Inc.	First Lien Revolver	94	—	94

____________

See Notes to Consolidated Financial Statements.

2024 Semi-Annual Report	47

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024
Company	Investment Type	Total revolving and delayed draw loan commitments (000s)	Less: funded commitments (000s)	Total unfunded commitments (000s) (Note 10)
Kings Buyer LLC	First Lien Revolver	$310	$—	$310
LSL Holdco LLC	First Lien Revolver	266	212	54
Monotype Imaging Holdings	First Lien Revolver	176	—	176
Monotype Imaging Holdings	First Lien Delay Draw Term Loan	117	—	117
Next Holdco LLC	First Lien Revolver	80	—	80
Next Holdco LLC	First Lien Term Loan	213	—	213
NFM & J LP	First Lien Revolver	51	2	49
NFM & J LP	First Lien Term Loan	276	9	267
NFM & J LP	First Lien Revolver	59	3	56
Petvet Care Centers LLC	First Lien Revolver	307	—	307
Petvet Care Centers LLC	First Lien Term Loan	307	—	307
PFNY Holdings LLC	First Lien Revolver	173	—	173
Protein For Pets Opco	First Lien Revolver	103	—	103
Seres Therapeutics, Inc.	First Lien Tranche B Delay Draw Term Loan	329	—	329
Seres Therapeutics, Inc.	First Lien Tranche C Delay Draw Term Loan	329	—	329
Sorenson Communications	Revolver	198	—	198
Truck-Lite Company	First Lien Delay Draw Term Loan	105	—	105
Truck-Lite Company	First Lien Revolver	104	4	100
WP CPP Holdings	First Lien Revolver	90	—	90
		$11,333	$3,399	$7,934

(k)   The rate shown represents the seven-day yield as of June 30, 2024.

(l)   These securities are pledged as collateral for the credit facility.
____________

See Notes to Consolidated Financial Statements.

48

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2024

Forward Currency Contracts:

As of June 30, 2024, the following forward currency contracts were outstanding:

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
7/18/2024	30,208,374	EUR	32,530,952	USD	State Street Bank & Trust Co.	$(147,119)
7/18/2024	65,372,846	USD	60,178,537	EUR	State Street Bank & Trust Co.	714,932
7/18/2024	4,014,170	USD	3,158,524	GBP	State Street Bank & Trust Co.	20,981
7/18/2024	465,439	GBP	587,264	USD	State Street Bank & Trust Co.	1,172
7/18/2024	67,428	USD	10,404,600	JPY	State Street Bank & Trust Co.	2,557
						$592,523

Futures Contracts:

As of June 30, 2024, the following futures contracts were outstanding:

Description	Contracts Purchased	Expiration Date	Notional	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Note	10	9/30/2024	$2,042,188	$(1,094)
U.S. Treasury 5 Year Note	75	9/30/2024	7,993,359	34,571
				$33,477
Abbreviations:
CMT	Constant Maturity Treasury Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rates
LLC	Limited Liability Corporation
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financial Rate
SOFR30A	Secured Overnight Financial Rate 30 Day Average
SONIA	Sterling Overnight Index Average
Currencies:
GBP	British Pound
EUR	Euro
JPY	Japanese Yen
USD	US Dollar

____________

See Notes to Consolidated Financial Statements.

2024 Semi-Annual Report	49

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Statement of Assets and Liabilities (Unaudited) June 30, 2024
Assets:
Investments in securities, at value (Cost $326,351,160)	$318,473,626
Cash	48,935
Foreign currency, at value (Cost $293,123)	293,069
Cash on deposit with brokers for futures contracts	403,018
Interest receivable	4,322,309
Receivable for investments sold	4,911,396
Receivable for fund shares sold	141,864
Unrealized appreciation on forward currency contracts (Note 3)	739,642
Unrealized appreciation on unfunded loan commitments	8,734
Prepaid expenses	26,518
Total assets	329,369,111
Liabilities:
Payable for credit facility (Note 6)	40,000,000
Deferred debt issuance costs (Note 6)	(230,961)
Interest payable for credit facility (Note 6)	32,993
Payable for investments purchased	18,633,666
Unrealized depreciation on forward currency contracts (Note 3)	147,119
Payable for variation margin (Note 3)	8,438
Investment advisory fees payable (Note 4)	353,173
Accrued expenses	197,159
Total liabilities	59,141,587
Indemnifications, commitments and contingencies (Notes 4 and 10)
Net Assets	$270,227,524
Composition of Net Assets:
Paid-in capital	$282,499,333
Accumulated losses	(12,271,809)
Net Assets	$270,227,524
Shares Outstanding and Net Asset Value Per Share:
Shares outstanding	29,934,462
Net asset value per share	$9.03

____________

See Notes to Consolidated Financial Statements.

50

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Statement of Operations (Unaudited) For the Six Months Ended June 30, 2024
Investment Income (Note 2):
Interest (net of foreign withholding tax of $127,324)	$14,973,628
Total investment income	14,973,628
Expenses:
Investment advisory fees (Note 4)	1,769,706
Audit and tax services	117,894
Fund accounting and sub-administration fees	125,423
Legal fees	108,230
Directors’ fees	102,969
Transfer agent fees	60,569
Miscellaneous	41,179
Reports to shareholders	31,197
Registration fees	20,264
Custodian fees	13,671
Insurance	8,172
Total operating expenses	2,399,274
Interest expense and credit facility fees (Note 6)	1,424,195
Net expense recoupment (Note 4)	214,416
Net expenses	4,037,885
Net investment income	10,935,743
Net realized gain (loss) on:
Investments	(1,014,643)
Foreign currency transactions	19,688
Forward currency contracts	(427,161)
Futures contracts	(190,823)
Net realized loss	(1,612,939)
Net change in unrealized appreciation (depreciation) on:
Investments	2,633,747
Unfunded loan commitments	356
Foreign currency translations	3,463
Foreign currency	(4,274)
Forward currency contracts	1,538,287
Futures contracts	33,477
Net change in unrealized appreciation	4,205,056
Net realized and unrealized gain	2,592,117
Net increase in net assets resulting from operations	$13,527,860

____________

See Notes to Consolidated Financial Statements.

2024 Semi-Annual Report	51

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Statements of Changes in Net Assets
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$10,935,743	$16,422,370
Net realized loss	(1,612,939)	(952,741)
Net change in unrealized appreciation	4,205,056	5,552,516
Net increase in net assets resulting from operations	13,527,860	21,022,145
Distributions to Shareholders:
Distributable earnings	(9,870,599)	(15,645,010)
Total distributions paid	(9,870,599)	(15,645,010)
Capital Share Transactions:
Proceeds from shares sold	31,628,996	62,173,242
Reinvestment of distributions	7,088,029	12,613,249
Repurchase of shares (Note 8)	(2,263,560)	(1,748,478)
Net increase in net assets from capital share transactions	36,453,465	73,038,013
Total increase in net assets	40,110,726	78,415,148
Net Assets:
Beginning of period	230,116,798	151,701,650
End of period	$270,227,524	$230,116,798
Share Transactions:
Shares sold	3,495,667	7,005,201
Shares reinvested	786,861	1,431,970
Shares repurchased (Note 8)	(250,080)	(196,752)
Net increase in shares outstanding	4,032,448	8,240,419

____________

See Notes to Consolidated Financial Statements.

52

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Statement of Cash Flows (Unaudited) For the Six Months Ended June 30, 2024
Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$13,527,860
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Purchases of long-term portfolio investments and principal payups	(108,120,838)
Proceeds from disposition of long-term portfolio investments and principal paydowns	52,984,025
Net purchases and sales of short-term portfolio investments	4,368,931
Amortization of deferred debt issuance costs	69,039
Increase in receivable for investments sold	(2,604,287)
Increase in interest receivable	(573,487)
Decrease in prepaid expenses	18,421
Decrease in interest payable for credit facility	(25,844)
Increase in payable for investments purchased	11,470,496
Increase in payable for variation margin	8,438
Increase in investment advisory fees payable	94,573
Decrease in accrued expenses	(16,957)
Net accretion of discount on investments and other adjustments to cost	(1,012,518)
Net change in unrealized appreciation on investments, unfunded loan commitments, foreign currency and forward currency contracts	(4,168,116)
Net realized loss on investment transactions	1,014,643
Net cash used for operating activities	(32,965,621)
Cash flows provided by financing activities:
Proceeds from credit facility	5,000,000
Proceeds from shares sold	31,489,082
Distributions paid to shareholders, net of reinvestments	(2,782,570)
Repurchase of shares	(2,263,560)
Net cash provided by financing activities	31,442,952
Effect of exchange rate changes on cash	(4,274)
Net decrease in cash	(1,526,943)
Cash at beginning of period	2,271,965
Cash at end of period	$745,022
Supplemental Disclosure of Cash Flow Information:
Interest payments on the credit facility for the six months ended June 30, 2024 totaled $1,450,039.
Non-cash financing activities not included consist of reinvestment of distributions for the six months ended June 30, 2024 totaled $7,088,029.
Reconciliation of Cash at the End of Period to the Consolidated Statement of Assets and Liabilities:
Cash	$48,935
Foreign currency	293,069
Cash on deposit with brokers for futures contracts	403,018
Cash at end of period	$745,022

____________

See Notes to Consolidated Financial Statements.

2024 Semi-Annual Report	53

OAKTREE DIVERSIFIED INCOME FUND INC. Consolidated Financial Highlights
Class D	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period November 1, 2021[1] through December 31, 2021
Per Share Operating Performance:
Net asset value, beginning of period	$8.88	$8.59	$9.94	$10.00
Income from Investment Operations:
Net investment income[2]	0.40	0.78	0.50	0.02
Net realized and change in unrealized gain (loss)	0.10	0.20	(1.20)	(0.07)
Net increase (decrease) in net asset value resulting from operations	0.50	0.98	(0.70)	(0.05)
Distributions to Shareholders:
From net investment income	(0.35)	(0.69)	(0.65)	(0.01)
Total distributions paid*	(0.35)	(0.69)	(0.65)	(0.01)
Net asset value, end of period	$9.03	$8.88	$8.59	$9.94
Total Investment Return†3	5.64%	11.76%	(7.03)%	(0.37)%
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$270,228	$230,117	$151,702	$150,092
Gross operating expenses excluding interest expense[4]	1.93%	2.03%	1.96%	5.55%
Gross operating expenses[4]	3.08%	3.01%	2.51%	5.55%
Net expenses, including fee waivers and reimbursement or recoupment and excluding interest expense[4]	2.10%	2.10%	2.10%	2.10%
Net expenses, including fee waivers and reimbursement or recoupment and interest expense[4]	3.25%	3.08%	2.65%	2.10%
Net investment income[4]	8.81%	8.81%	5.64%	1.51%
Net investment income (loss), excluding the effect of fee waivers and reimbursement or recoupment[4]	8.98%	8.88%	5.50%	(1.94)%
Portfolio turnover rate[3]	19%	24%	25%	4%

The following table sets forth information regarding the Fund’s outstanding senior securities as of the end of each of the Fund’s last ten fiscal years, as applicable.
Fiscal or Period End	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage Per Unit[5]	Involuntary Liquidating Preference Per Unit	Average Market Value Per Unit (Exclude Bank Loans)	Type of Senior Security
June 30, 2024 (Unaudited)	$40,000,000	$7,756	N/A	N/A	Credit Facility
December 31, 2023	35,000,000	7,575	N/A	N/A	Credit Facility
December 31, 2022	20,000,000	8,585	N/A	N/A	Credit Facility
December 31, 2021[6]	N/A	N/A	N/A	N/A	N/A

____________

*      Distributions for annual periods determined in accordance with federal income tax regulations.

†           Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

1   Commencement of operations.

2   Per share amounts presented are based on average shares outstanding throughout the period indicated.

3   Not annualized for periods less than one year.

4           Annualized for periods less than one year.

5           Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

6           Commenced operations on November 1, 2021.

____________

See Notes to Consolidated Financial Statements.

54

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) June 30, 2024

1.  Organization

Oaktree Diversified Income Fund Inc. (the “Fund”) was organized as a corporation under the laws of the State of Maryland on June 29, 2021. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company that continuously offers its shares of common stock, $0.001 par value per share (the “Common Shares”), and is operated as an “interval fund.” The Fund’s Class D shares commenced operations on November 1, 2021.

The Fund has two classes of shares: Class D and Class T shares. The Fund had applied for, and was granted, exemptive relief (the “Exemptive Relief”) by the Securities and Exchange Commission (the “SEC”) that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. Currently, the Fund is only offering Class D shares.

Oaktree Fund Advisors, LLC (“Oaktree” or the “Adviser”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to the Fund. Oaktree was founded in April 1995 and is a leader among global investment managers specializing in alternative investments.

Brookfield Public Securities Group LLC (the “Administrator”), a wholly-owned subsidiary of Brookfield Asset Management Inc. (“Brookfield”), is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as Administrator to the Fund. In 2019, Brookfield acquired a majority interest in the Adviser.

The Fund’s investment objective is to seek current income and attractive total return. The Fund seeks to achieve its investment objective by investing globally in high-conviction opportunities across Oaktree’s performing credit platform of high-yield bonds, senior loans, structured credit, emerging markets debt and convertibles, inclusive of both public and private credit sectors. High-yield bonds are also referred to as “below-investment grade rated securities” or “junk bonds,” as described in the Fund’s Prospectus. The Fund seeks to add value through three sources: (1) providing exposure to asset classes that require specialized expertise; (2) performing well in each asset class through proprietary, bottom-up and credit research; and (3) allocating capital opportunistically among asset classes based on Oaktree’s assessment of relative value.

Oaktree Diversified Income Fund (Cayman) Ltd. (the “Subsidiary”), a Cayman Islands exempted company and wholly-owned subsidiary of the Fund, was formed on November 11, 2021. The Subsidiary was established for the purpose of investing in certain Regulation S securities. As a wholly-owned subsidiary of the Fund, the financial results of the Subsidiary are included in the consolidated financial statements and financial highlights of the Fund. All investments held by the Subsidiary are disclosed in the Consolidated Schedule of Investments. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at June 30, 2024 were $3,296,771, or 1.2% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.

Valuation of Investments: The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

2024 Semi-Annual Report	55

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2024

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Bank Loans, Assignments, and Participations. Loans (including “Senior Loans” (as described below), delayed funding loans and revolving credit facilities) may be fixed-or floating-rate obligations. Loan interests may take the form of direct interests acquired during a primary distribution and may also take the form of assignments of, novations of or participations in a bank loan acquired in secondary markets. Senior floating rate loans may be made to or issued by U.S. or non-U.S. banks or other corporations (“Senior Loans”). Senior Loans include senior floating rate loans and institutionally traded senior floating rate debt obligations issued by asset-backed pools and other issuers, and interests therein. Loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are members of a lending syndicate or from other holders of loan interests.

Senior Loans typically pay interest at rates which are re-determined periodically on the basis of a floating base lending rate (such as the London Inter-Bank Offered Rate, “LIBOR,” or a similar reference rate) plus a premium. Senior Loans are typically of below investment grade quality. Senior Loans generally (but not always) hold the most senior position in the capital structure of a borrower and are often secured with collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (an “Agent”) for a lending syndicate of financial institutions (“Lenders”). The Agent typically administers and enforces the Senior Loan on behalf of the other Lenders in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Lenders.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

56

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2024

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

Non-publicly traded debt and equity securities and other securities or instruments for which reliable market quotations are not available are valued by the Adviser using valuation methodologies applied on a consistent basis. These securities may initially be valued at the acquisition price as the best indicator of fair value. The Adviser reviews the significant unobservable inputs, valuations of comparable investments and other similar transactions for investments valued at acquisition price to determine whether another valuation methodology should be utilized. Subsequent valuations will depend on facts and circumstances known as of the valuation date and the application of valuation methodologies further described below. The fair value may also be based on a pending transaction expected to close after the valuation date. These valuation methodologies involve a significant degree of management judgment. Accordingly, valuations do not necessarily represent the amounts which may eventually be realized from sales or other dispositions of investments in the future. Fair values may differ from the values that would have been used had a ready market for the investment existed, and the differences could be material to the consolidated financial statements.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	—	quoted prices in active markets for identical assets or liabilities
Level 2	—

quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)
2024 Semi-Annual Report	57

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2024

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Corporate Credit
Senior Loans (Syndicated)	$—	$91,713,559	$4,194,543	$95,908,102
High Yield	—	66,633,288	1,231,195	67,864,483
Emerging Markets	—	6,471,479	—	6,471,479
Convertible Bonds	—	1,422,401	—	1,422,401
Investment Grade	—	56,945	—	56,945
Structured Credit
Collateralized Loan Obligations	—	48,484,620	—	48,484,620
Commercial Mortgage-Backed Securities	—	12,636,238	258,805	12,895,043
Residential Mortgage-Backed Securities	—	8,570,799	—	8,570,799
Asset-Backed Securities	—	16,703,552	1,657,500	18,361,052
Private Credit
Senior Loans	—	—	51,729,948	51,729,948
Preferred Stock	—	—	2,355,744	2,355,744
Common Stock	—	—	241,380	241,380
Warrants	—	—	176,369	176,369
Short-Term Investments
Money Market Fund	3,935,261	—	—	3,935,261
Total Investments	$3,935,261	$252,692,881	$61,845,484	$318,473,626

Other Financial Instruments:(1)	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$—	$592,523	$—	$592,523
Futures Contracts	33,477	—	—	33,477
Unfunded Loan Commitments	—	—	8,734	8,734
Total	$33,477	$592,523	$8,734	$634,734

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

____________

(1)  Forward currency contracts, futures contracts and unfunded loan commitments are reflected at the net unrealized appreciation (depreciation) on the instruments.

The Fund used valuation approaches consistent with the income approach and market approach to determine fair value of certain Level 3 assets as of June 30, 2024. The valuation methodologies utilized by the Fund included discounted cash flows analysis, recent transaction analysis, market yield analysis and market comparable analysis and are described below.

The discounted cash flows analysis utilizes a discounted cash flow method that incorporates expected timing and level of cash flows, as well as assumptions in determining growth rates, income and expense projections, discount rates, capital structure, terminal values and other factors. The applicability and weight assigned to the income technique is determined based on the availability of reliable projections and comparable companies and transactions.

The recent transaction analysis utilizes recent or expected future transactions of the investment to determine fair value, to the extent applicable.

58

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2024

The market yield analysis utilizes expected future cash flows, discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of the borrowers. Consideration is also given to a borrower’s ability to meet principal and interest obligations; this may include an evaluation of collateral or the underlying value of the borrower, utilizing either the market or income techniques.

The market comparable analysis utilizes valuations of comparable public companies or transactions and generally seeks to establish the enterprise value of the portfolio company using a market multiple technique. This technique takes into account a specific financial measure (such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), adjusted EBITDA, free cash flow, net operating income, net income, book value or net asset value) believed to be most relevant for the given company. Consideration may also be given to such factors as acquisition price of the security, historical and projected operational and financial results for the portfolio company, the strengths and weaknesses of the portfolio company relative to its comparable companies, industry trends, general economic and market conditions and other factors deemed relevant. The applicability and weight assigned to the market technique is determined based on the availability of reliable projections and comparable companies and transactions.

The Fund may estimate the fair value of privately held warrants using a Black Scholes pricing model, which includes an analysis of various factors and subjective assumptions, including the current stock price (by using an enterprise value analysis as described above), the expected period until exercise, expected volatility of the underlying stock price, expected dividends and the risk-free rate. Changes in the subjective input assumptions can materially affect the fair value estimates.

The fair value of the Fund’s credit facility, which qualifies as a financial instrument under ASC Topic 825, Disclosures about Fair Values of Financial Instruments, approximates the carrying amount of $40,000,000 for the credit facility presented in the Consolidated Statement of Assets and Liabilities. As of June 30, 2024, this financial instrument is categorized as Level 2 within the disclosure hierarchy.

2024 Semi-Annual Report	59

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2024

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value the Level 3 investments as of June 30, 2024.

Quantitative Information about Level 3 Fair Value Measurement

	Value as of June 30, 2024	Valuation Approach	Valuation Methodology	Unobservable Input	Amount or Range/ (Weighted Average)	Impact to Valuation from an Increase in Input(1)
Corporate Credit
Senior Loans (Syndicated)	$4,194,543	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	10.0%-19.0% (12.6%)	Decrease
High Yield	$1,231,195	Market Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	12.0%-14.0% (13.0%)	Decrease
Structured Credit
Commercial Mortgage-Backed Securities	$258,805	Market Approach	Market Comparables	Market Quotes	$44.32 ($44.32)	Increase
Asset-Backed Securities	$1,657,500	Market Approach	Market Comparables	Market Quotes	$97.50 (97.50%)	Increase
Private Credit
Senior Loans	$51,729,948	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	8.0%-18.0% (8.5%)	Decrease
		Market Approach	Market Comparables	Market Quotes	$100.00 ($100.00)	Increase
		Market Approach	Market Comparables	Earnings Multiple	1.3x-1.8x (1.6x)	Increase
Preferred Stock	$2,355,744	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	14.0%-18.0% (15.2)%	Decrease
Common Stock	$241,380	Market Approach	Comparable companies	Earnings Multiple	6x-8x(7x)	Increase
Warrants	$176,369	Other	Black Scholes	Volatility	50.0%-110.0% (94.7%)	Increase
Total	$61,845,484

____________

(1)  The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
60

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2024

The following is a reconciliation of the assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Credit	Structured Credit	Private Credit	Total
Balance as of December 31, 2023	$3,393,166	$272,728	$50,449,054	$54,114,948
Accrued discounts (premiums)	1,700	6,304	70,587	78,591
Realized gain (loss)	1,199	—	(15,818)	(14,619)
Change in unrealized depreciation	(10,914)	(20,227)	(162,599)	(193,740)
Purchases at cost/corporate actions	2,207,592	1,657,500	10,737,577	14,602,669
Sales proceeds	(167,005)	—	(8,208,268)	(8,375,273)
Transfers into Level 3	—	—	1,632,908	1,632,908 (1)
Balance as of June 30, 2024	$5,425,738	$1,916,305	$54,503,441	$61,845,484
Change in unrealized depreciation for Level 3 assets still held at the reporting date	$(5,339)	$(16,249)	$(93,218)	$(114,806)

____________

(1)  Security transferred into Level 3 due to a decrease in observable inputs.

For further information regarding the security characteristics of the Fund, see the Consolidated Schedule of Investments.

Investment Transactions and Investment Income: Securities transactions are recorded on trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized on a daily basis using the effective yield to maturity and yield to next methods, respectively and might be adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date.

Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices.

Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses: Expenses directly attributable to the Fund are charged directly to the Fund, while expenses that are attributable to the Fund and other investment companies advised by the Adviser or its affiliates are allocated among the respective investment companies, including the Fund, based either upon relative average net assets, evenly, or a combination of average net assets and evenly.

Certain intermediaries such as banks, broker-dealers, financial advisers or other financial institutions charge a fee for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held in omnibus, other group accounts or accounts traded through registered securities clearing agents. The portion of this fee paid by the Fund is included within “Transfer agent fees” in the Consolidated Statement of Operations.

Distributions to Shareholders: The Fund declares and pays dividends quarterly from net investment income. To the extent these distributions exceed net investment income, they may be classified as return of capital. The Fund also pays distributions at least annually from its net realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income.

2024 Semi-Annual Report	61

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2024

This notice is available on the Adviser’s website at https://www.brookfieldoaktree.com/fund/oaktree-diversified-income-fund-inc. Any such notice is provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.

When Issued, Delayed Delivery Securities and Forward Commitments: The Fund may enter into forward commitments for the purchase or sale of securities, including on a “when issued” or “delayed delivery” basis, in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a when, as and if issued security). When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While it will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable. Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

Investments in Real Estate: The Fund may invest a portion of its assets in public and/or private debt investments and other real estate assets or real estate-related securities and obligations. The value of these debt investments and whether and to what extent such investments perform as expected will depend, in part, on the prevailing conditions in the market for real estate investment generally and, in particular, on the value of the underlying real estate asset collateral or real estate-related companies to which such debt investments relate. The real estate industry is cyclical in nature, and a deterioration of real estate fundamentals in the markets in which the Fund invests will have an adverse effect on the performance of the Fund’s investments. The value of real estate assets and real estate-related investments can fluctuate for various reasons. Real estate values can be seriously affected by interest rate fluctuations, changes in general and local economic conditions, bank liquidity, the availability of financing, changes in environmental and zoning laws, overbuilding and increased competition, changes in supply and demand fundamentals, an increase in property taxes, casualty or condemnation losses, bankruptcy or financial difficulty of a major tenant, regulatory limitations on rent, increased mortgage defaults and the availability of mortgage funds which may render the sale or refinancing of properties difficult or impracticable. Reductions in value or cash flow could impair the Fund’s ability to make distributions to Common Shareholders, adversely impact its ability to effectively achieve its investment objective and reduce overall returns on investments.

Investments in Real Estate Loans: While the Fund intends to invest primarily in “performing” real estate debt securities, real estate loans underlying the securities acquired by the Fund may be non-performing at the time of their acquisition and/or may become non-performing following their acquisition for a wide variety of reasons. Such non-performing real estate loans may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate and a substantial writedown of the principal of such loan. However, even if a restructuring were successfully accomplished, a risk exists that, upon maturity of such real estate loan, replacement “takeout” financing will not be available. Purchases of participations in real estate loans raise many of the same risks as investments in real estate loans and also carry risks of illiquidity and lack of control.

Collateralized Loan Obligations (“CLOs”): The Fund may invest in CLOs and other securitizations, which are generally limited recourse obligations of the issuer (“Securitization Vehicles”) payable solely from the underlying assets (“Securitization Assets”) of the issuer or proceeds thereof. Holders of equity or other securities issued by Securitization Vehicles must rely solely on distributions on the Securitization Assets or proceeds thereof for payment in respect thereof. Consequently, the Fund will typically not have any direct rights against the issuer of, or the entity that sold, assets underlying the securitization. The Securitization Assets may include, without limitation, broadly

62

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2024 syndicated leverage loans, middle-market bank loans, CDO debt tranches, trust preferred securities, insurance surplus notes, asset-backed securities, mortgages, REITs, high-yield bonds, mezzanine debt, second-lien leverage loans, credit default swaps and emerging market debt and corporate bonds, which are subject to liquidity, market value, credit, interest rate, reinvestment and certain other risks.

New Accounting Pronouncements: In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) — Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

3.  Derivative Financial Instruments

The Fund may purchase and sell derivative instruments such as exchange-listed and over-the counter put and call options on securities, financial futures, equity, fixed-income and interest rate indices, and other financial instruments. It may purchase and sell financial futures contracts and options thereon. Moreover, the Fund may enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as forward currency contracts, currency futures contracts, currency swaps or options on currency or currency futures or credit transactions and credit default swaps. The Fund may also purchase derivative instruments that combine features of several of these instruments. The Fund may invest in, or enter into, derivatives for a variety of reasons including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain.

Forward Currency Contracts: A forward currency contract (“forward contract”) is an agreement between two parties to buy or sell a currency at an agreed upon price for settlement at a future date. During the period the forward contract is in existence, changes in the value of the forward contract will fluctuate with changes in the currency exchange rates. The forward contract is marked to market daily and these changes are recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of a forward contract is realized on the settlement date.

The Fund invests in forward contracts to hedge against fluctuations in the value of foreign currencies caused by changes in the prevailing currency exchange rates. The use of forward contracts involves the risk that the counterparties may be unable to meet the terms of their contracts and may be negatively impacted from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The average quarterly U.S. dollar value of forward currency contracts to be delivered or received during the six months ended June 30, 2024 was $57,266,843, which represents the volume of activity during the period.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

The average quarterly notional value of futures contracts outstanding during the six months ended June 30, 2024 was $8,610,708, which represents the volume of activity during the period.

2024 Semi-Annual Report	63

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2024

Credit Default Swap Agreements: Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein since if an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

Although the Fund may seek to realize gains by selling credit default swaps that increase in value, to realize gains on selling credit default swaps, an active secondary market for such instruments must exist or the Fund must otherwise be able to close out these transactions at advantageous times. In addition to the risk of losses described above, if no such secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times, selling credit default swaps may not be profitable for the Fund.

The Fund did not have any swap contracts outstanding during the six months ended June 30, 2024.

The following table sets forth the fair value of the Fund’s derivative instruments:

Derivatives	Consolidated Statement of Assets and Liabilities	Value as of June 30, 2024
Forward currency contracts	Unrealized appreciation on forward currency contracts (assets)	$739,642
Forward currency contracts	Unrealized depreciation on forward currency contracts (liabilities)	(147,119)
Futures contracts	Payable for variation margin (liabilities)	(8,438)

The following table sets forth the effect of derivative instruments on the Consolidated Statement of Operations for the six months ended June 30, 2024:

Derivatives	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Loss	Net Change in Unrealized Appreciation
Forward currency contracts	Forward currency contracts	$(427,161)	$1,538,287
Futures contracts	Futures contracts	(190,823)	33,477

The Fund has not offset derivative assets and liabilities or financial assets, including cash, that may be received or paid as part of collateral arrangements. There is no enforceable master netting agreement in place that provides the Fund, in the event of counterparty default, the right to liquidate collateral and the right to offset a counterparty’s rights and obligations.

Below is the gross and net information about instruments and transactions eligible for offset in the Consolidated Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement as of June 30, 2024:

				Collateral
	Gross Amounts	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Non-Cash Collateral (Pledged) Received	Collateral Pledged (Received)	Net Amount
Assets:
Forward currency contracts	$739,642	$ —	$739,642	$ —	$ —	$739,642
Liabilities:
Forward currency contracts	$147,119	$ —	$(147,119)	$ —	$ —	$(147,119)
64

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2024

4.  Investment Advisory Agreement and Transactions with Related Parties

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser under which the Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisory Agreement provides that the Fund shall pay the Adviser a monthly fee for its services at an annual rate of 1.25% of the Fund’s average daily net assets plus the amount of borrowing for investment purposes (“Managed Assets”).

Pursuant to an operating expense limitation agreement (the “Expense Limitation Agreement”), the Adviser has contractually agreed to waive all or a portion of its investment advisory fees and/or to reimburse certain expenses of the Fund, including organizational expenses and offering costs, to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred sales loads, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest (including, “Interest Payments on Borrowed Funds”), taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund’s business) at no more than 2.10% for Class D shares and 2.85% for Class T shares. The Expense Limitation Agreement will continue until at least April 30, 2025 and may not be terminated by the Fund or the Adviser before such time. Thereafter, the Expense Limitation Agreement may only be terminated or amended to increase the expense cap, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Any waivers and/or reimbursements made by the Adviser are subject to recoupment from the Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement, provided that the Fund may only make repayments to the Adviser if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense cap in place at the time such amounts were waived; and (2) the Fund’s current expense cap.

The amount of investment advisory fees waived and/or expenses reimbursed available to be recouped before expiration is $49,066 which will expire during the fiscal year ending December 31, 2026. For the six months ended June 30, 2024, the Adviser recouped previously waived eligible expenses of $214,416 which is reflected on the Fund’s Consolidated Statement of Operations.

The Fund has entered into an administration agreement (“Administration Agreement”) with the Administrator and a sub-administration agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Sub-Administrator”). The Administrator and the Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state and other applicable laws and regulations, and providing the Fund with administrative office facilities. The Adviser is responsible for any fees due to the Administrator and the Fund is responsible for any fees due to the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or employees of the Administrator.

5.  Purchases and Sales of Investments

For the six months ended June 30, 2024, purchases and sales of investments (including principal payups and paydowns), excluding short-term securities and U.S. government securities, were $108,120,838 and $52,984,025, respectively.

For the six months ended June 30, 2024, there were no purchases and sales of long-term U.S. Government securities.

6.  Credit Facility

The Fund has established a Senior Secured Revolving Credit Facility (the “Credit Facility”) in the aggregate principal amount of up to $75,000,000 with Sumitomo Mitsui Banking Corporation (“Sumitomo”) for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Credit Facility stated maturity date is December 31, 2025. The Fund pays interest in the amount of the Secured Overnight Financing Rate plus 1.25%

2024 Semi-Annual Report	65

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2024 on the Credit Facility outstanding if the borrowing is a Eurodollar Loan as defined in the Credit Facility agreement, or the highest of (i) Sumitomo prime rate as announced by Sumitomo in New York City, (ii) the sum of (x) the Federal Funds Rate plus (y) 1.00%, and (iii) the sum of (x) the London interbank market with a one (1) month maturity plus (y) 1.00%, (“Base Rate”) plus 0.25% if the borrowing is a Base Rate Loan as defined in the Credit Facility agreement on the Credit Facility outstanding. The Fund also pays an unused commitment fee of 0.35% on the Credit Facility that is unused. For the six months ended June 30, 2024, the Fund amortized $76,032 in deferred debt issuance costs and is included in the interest expense on credit facility line on the Fund’s Consolidated Statement of Operations.

As of June 30, 2024, the Fund had outstanding borrowings of $40,000,000. For the six months ended June 30, 2024, the components of interest and unused commitment fees expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the Credit Facility were as follows:

Stated interest expense	$1,277,726
Unused commitment fees	70,437
Amortization of debt issuance costs	76,032
Total interest expense and credit facility fees	$1,424,195
Average stated interest rate	7.18%
Average outstanding balance	$35,192,308

According to terms of the Credit Facility agreement, the Fund is required to comply with various covenants, reporting requirements and other customary requirements for similar revolving credit facilities, including, without limitation, covenants related to maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) to senior securities representing indebtedness of the Fund of not less than 300%. These covenants are subject to important limitations and exceptions that are described in the documents governing the Credit Facility. As of June 30, 2024, the Fund was in compliance with the terms of the Credit Facility.

7.  Capital Shares

The Fund is authorized to issue up to 1,000,000,000 shares of common stock, $0.001 par value per share, 500,000,000 of which have been classified as Class D shares and 500,000,000 of which have been classified as Class T shares (collectively, “Shares” and respectively, “Class D shares” and “Class T shares”). As of June 30, 2024, the Adviser owned 59% of the shares outstanding of Class D shares. The Board may, without any action by the shareholders, amend the Charter from time to time to increase or decrease the aggregate number of shares or the number of shares of any class or series that the Fund has authority to issue under the Charter and the 1940 Act. In addition, the Charter authorizes the Board, without any action by the shareholders, to classify and reclassify any unissued common shares and preferred stock into other classes or series of shares from time to time by setting or changing the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms and conditions of redemption for each class or series. Although the Fund has no present intention of doing so, it could issue a class or series of shares that could delay, defer or prevent a transaction or a change in control of the Fund that might otherwise be in the shareholders’ best interests. Under Maryland law, shareholders generally are not liable for the Fund’s debts or obligations.

All common shares offered will be, upon issuance, duly authorized, fully paid and nonassessable. Holders of common shares are entitled to receive distributions when authorized by the Board and declared by the Fund out of assets legally available for the payment of distributions. Holders of common shares have no preference, conversion, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of the Fund’s securities. All common shares have equal distribution, liquidation and other rights. The Fund may offer multiple classes of common shares, which may be subject to differing fees and expenses. Distributions may vary among the classes as a result of the different fee structure of the classes.
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OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2024

8.  Repurchase Offers

As a continuously offered, closed-end interval fund, the Fund has adopted a fundamental investment policy to make offers to repurchase Shares in order to provide liquidity to shareholders. No shareholder will have the right to require the Fund to repurchase its Shares, except as permitted by the Fund’s Interval Fund structure. No public market for the Shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their Shares by the Fund, and then only on a limited basis.

The Fund has adopted, pursuant to Rule 23c-3 under the 1940 Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of its Shares at NAV on a quarterly basis.

During the six months ended June 30, 2024, the Fund completed two quarterly repurchase offers in which the Fund offered to repurchase up to 10% of its outstanding shares. The result of the repurchase offers were as follows:

	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	January 8, 2024	April 8, 2024
Repurchase Request Deadline	February 12, 2024	May 13, 2024
Repurchase Pricing Date	February 12, 2024	May 13, 2024
Dollar Amount Repurchased	$868,825	$1,394,735
Shares Repurchased	96,644	153,436

9.  Federal Income Tax Information

The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.

GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in a deferred tax liability; or a combination thereof. As of December 31, 2023, the Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.

The Fund has reviewed the taxable years open for examination (i.e. not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of December 31, 2023, open taxable periods consisted of the taxable periods ended December 31, 2021, December 31, 2022 and December 31, 2023. No examination of the Fund’s tax returns is currently in progress.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The federal income tax information referenced below is as of the Fund’s most recently completed tax year-end of December 31, 2023.

2024 Semi-Annual Report	67

OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2024

The tax character of distributions paid for the year ended December 31, 2023 shown below were as follows:

Year Ended December 31, 2023
Ordinary income	$15,645,010
Total	$15,645,010

At December 31, 2023, the Fund’s most recently completed tax year-end, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

Capital loss carryforwards(1)	$(4,395,889)
Late year ordinary losses	(1,097,923)
Other accumulated gains	18,656
Tax basis unrealized depreciation on investments and foreign currency	(10,453,914)
Total tax basis net accumulated losses	$(15,929,070)

____________

(1)  To the extent that future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

The Fund deferred, on a tax basis, late year ordinary losses of $1,097,923.

As of December 31, 2023, the Fund had short-term and long-term capital loss carryforwards of $2,645,116 and $1,750,773, respectively. The capital loss carryforwards will not expire.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments, not including foreign currency translations, at December 31, 2023 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$275,528,036	$4,512,189	$(14,966,103)	$(10,453,914)

Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for Section 988 currency. Permanent book and tax differences, if any, will result in reclassifications to paid-in capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAV per share. Any undistributed net income and realized gain remaining at fiscal year end is distributed in the following year.

10.Indemnifications, Commitments and Contingencies

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for indemnification. The Fund’s maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Fund. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

In conjunction with the ownership of senior loans, the Fund is party to certain credit agreements, which may require the Fund to extend additional loans to investee companies. Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the consolidated financial statements and reflected as an adjustment to the fair value of the related security in the Consolidated Schedule of Investments. The par amount of the unfunded commitments

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OAKTREE DIVERSIFIED INCOME FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2024 is not recognized by the Fund until it becomes funded. The Fund uses the same investment criteria in making these commitments as it does in making investments. The unfunded liability associated with these credit agreements is equal to the amount by which the contractual loan commitment exceeds the sum of the amount of funded debt and cash held in escrow, if any.

11.Subsequent Events

GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Consolidated Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

The Fund completed a quarterly repurchase offer in which the Fund offered to repurchase up to 10% of its outstanding shares on August 12, 2024. The result of the repurchase offer was as follows:

Repurchase Offer
Commencement Date	July 8, 2024
Repurchase Request Deadline	August 12, 2024
Repurchase Pricing Date	August 12, 2024
Dollar Amount Repurchased	$16,577,496
Shares Repurchased	1,813,730

Management has evaluated subsequent events in the preparation of the Fund’s financial statements and has determined that there are no additional events that require recognition or disclosure in the financial statements.

2024 Semi-Annual Report	69

OAKTREE DIVERSIFIED INCOME FUND INC. Proxy Results (Unaudited)

The stockholders of Oaktree Diversified Income Fund Inc. voted on the following proposals at a special meeting of stockholders held on Thursday, June 20, 2024, at 8:00 a.m., Eastern Time. The description of the proposal and number of shares voted are as follows:

	Shares Voted For	Shares Voted Against	Shares Voted Abstain
1.1 To elect to the Fund’s Board of Directors Betty A. Whelchel, as an Independent Director Nominee	22,253,381	971,477	26,384
1.2 To elect to the Fund’s Board of Directors Brian F. Hurley, as an Interested Director Nominee	23,227,624	—	23,618
70

OAKTREE DIVERSIFIED INCOME FUND INC. Board Considerations Relating to the Approval of the Investment Advisory Agreement (Unaudited)

The Board of Directors (the “Board,” the members of which are referred to as “Directors”) of Oaktree Diversified Income Fund Inc. (the “Fund”), including the Directors who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), of the Fund, considered and approved the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and Oaktree Fund Advisors, LLC (the “Adviser” or “Oaktree”) for a successive one-year period at an in-person meeting held on May 22-23, 2024 (the “Meeting”).

In accordance with Section 15(c) of the 1940 Act, the Board requested, and Oaktree provided, materials relating to the Board’s consideration of whether to approve the continuation of the Advisory Agreement for the Fund. These materials included, among other things: (a) a summary of the services provided to the Fund by Oaktree; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data, on fees and expenses of the Fund, as compared with a peer group and/or peer universe of funds, as applicable; (c) information on the profitability of Oaktree; (d) information about Oaktree’s general compliance policies and procedures and the services that it provides; (e) any “fall-out” benefits to Oaktree (i.e., ancillary benefits realized by Oaktree from its relationship with the Fund); (f) information relating to economies of scale; (g) information on Oaktree’s risk management processes; (h) information regarding brokerage and soft dollar practices; and (i) information about the key personnel of Oaktree who are involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices. In determining whether to approve the Advisory Agreement, the Board, including the Independent Directors considered a series of factors, to the extent applicable, including the role of Brookfield Public Securities Group LLC (“Brookfield”) as the Fund’s administrator.

In determining whether to approve the continuation of the Advisory Agreement, the Board, including the Independent Directors, considered at the Meeting, and from time to time, as appropriate, factors that it deemed relevant. The following discusses the primary factors relevant to the Board’s decision.

THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED BY THE ADVISER. In considering the nature, extent and quality of the services provided by the Adviser to the Fund, the Board considered the responsibilities that the Adviser had to the Fund, including the provision of investment advisory services to the Fund, compliance with the Fund’s investment objectives and strategies, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. The Board also considered the Adviser’s risk assessment and monitoring process, and the Adviser’s current level of staffing and its overall resources, as well as information regarding its investment personnel who provide services to the Fund. The Board also considered the personnel responsible for providing advisory services to the Fund and other key personnel of Oaktree, in addition to the current and projected staffing levels and compensation practices. The Board concluded, based on the Directors’ experience and interaction with Oaktree, that: (i) Oaktree would continue to be able to retain high quality personnel; (ii) Oaktree has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) Oaktree and Brookfield have been responsive to requests of the Board; and (iv) Oaktree and Brookfield have kept the Board apprised of developments relating to the Fund and the industry in general. The Board also considered Oaktree’s investment process and philosophy, as well as its responsibilities that include the development and maintenance of an investment program for the Fund that is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services.

Additionally, the Board observed that pursuant to administration agreement with the Fund (the “Administration Agreement”), Brookfield, an indirect wholly-owned subsidiary of Brookfield Asset Management ULC, provides administrative services reasonably necessary for the Fund’s operations, other than those services that the Adviser provides to the Fund pursuant to the Advisory Agreement, including, among other responsibilities, the preparation and coordination of reports and other materials to be supplied to the Board; prepare and/or supervise the preparation and filing with the applicable regulatory authority of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports and filings required of the Fund; supervise and monitor the preparation of all required filings necessary to maintain the Fund’s qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials required to be sent

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OAKTREE DIVERSIFIED INCOME FUND INC. Board Considerations Relating to the Approval of the Investment Advisory Agreement (Unaudited) (continued)

to shareholders; coordinate the preparation and payment of Fund-related expenses; monitor and oversee the activities of the Fund’s other service providers; review and adjust as necessary the Fund’s daily expense accruals; monitor daily, monthly and periodic compliance with respect to the federal and state securities laws; send periodic information (i.e., performance figures) to service organizations that track investment company information; and perform such additional services as may be agreed upon by and among the Fund, Brookfield and Oaktree. The Board also noted that although Brookfield does not receive any compensation from the Fund under the Administration Agreement, Brookfield may receive compensation for its administrative services to the Fund from the Adviser out of its management fees. The Board also observed that Brookfield is responsible for the coordination and oversight of the Fund’s third-party service providers. As a result, in addition to the quality of the advisory services provided by Oaktree pursuant to the Advisory Agreement, the Board also considered the quality of the administrative and other services provided by Brookfield to the Fund pursuant to the Administration Agreement. In connection with the administrative services provided by Brookfield, the Board analyzed the structure and duties of Brookfield’s fund administration and accounting, operations and its legal and compliance departments to determine whether they are adequate to meet the needs of the Fund.

The Board’s conclusion was based, in part, upon the following: (i) a comprehensive description of the investment advisory and other services provided to the Fund; (ii) a list of personnel who furnish such services and a description of their duties and qualifications; (iii) performance data with respect to the Fund, including comparable investment companies and accounts managed by Oaktree; (iv) standardized industry performance data with respect to comparable investment companies and the performance of appropriate recognized indices; (v) recent financial statements of Oaktree and Brookfield; (vi) Oaktree’s and Brookfield’s culture of compliance and their commitment to compliance generally, as well as their risk management processes and attention to regulatory matters; and (vii) Oaktree’s reputation and its experience serving as an investment adviser and the experience of the team of portfolio managers that manage the Fund, as well as its experience serving as an investment adviser to other investment fund and institutional clients. The Board also reviewed Oaktree’s compliance and regulatory history and noted that there were no material regulatory or compliance issues that would potentially impact Oaktree from effectively serving as the investment adviser to the Fund. The Board concluded that the nature, extent and quality of the overall services provided under the Advisory Agreement, as well as the administrative services provided by Brookfield, were reasonable and appropriate in relation to the management fees and that the quality of services continues to be high.

THE PERFORMANCE OF THE FUND AND THE ADVISER. The Board, including the Independent Directors, also considered the investment performance of the Fund. The Board noted that it regularly reviews the performance of the Fund throughout the year. The Board further noted that, while it monitors performance of the Fund closely, performance information for the Fund is limited because the Fund has been in operation for just over one year. The Board considered the investment performance of the Fund in view of its importance to shareholders. In connection with this review, the Board received information regarding the investment performance of the Fund as compared to a group of funds with investment classifications and/or objectives comparable to those of the Fund (“Peer Universe”) and to an appropriate index or combination of indices identified by Broadridge (the “Broadridge Index”), as well as a focused peer group identified by Brookfield (“Peer Group”) and the Fund’s benchmark index (the “Benchmark Index”). At the Meeting, management also discussed the methodology used by Oaktree to select the funds included in the Peer Group. The performance information was presented for the periods ended March 31, 2024.

Oaktree Diversified Income Fund. The Board noted that the Fund’s performance was below the median of its Peer Universe for the one-year period (fourth quintile) and was above the median for the since inception period (third quintile). The Board further noted that the Fund outperformed its Broadridge Index for the one-year period and since inception period. In addition, the Board considered that the Fund’s performance was below the median of its Peer Group for the quarter ended March 31, 2024, below the median of its Peer Group for the one-year period, and below the median since inception. Finally, the Board noted that the Fund outperformed its Benchmark Index for the quarter ended March 31, 2024, and underperformed its Benchmark Index for the one-year and since inception periods.

THE COST OF THE ADVISORY SERVICES, AND THE PROFITABILITY TO THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board also received information regarding the management fees to be paid by the Fund to Oaktree pursuant to the Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by Oaktree, Brookfield or their affiliates in connection with providing such services to the Fund.

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OAKTREE DIVERSIFIED INCOME FUND INC. Board Considerations Relating to the Approval of the Investment Advisory Agreement (Unaudited) (continued)

To assist in analyzing the reasonableness of the management fees for the Fund, the Board received reports independently prepared by Broadridge. The reports showed comparative fee and expense information for the Fund’s expense group (“Expense Group”) and expense universe (“Expense Universe”), including rankings within each category, as determined by Broadridge. Brookfield identified the funds eligible for inclusion in the Expense Group. In considering the reasonableness of the management fees to be paid by the Fund to Oaktree, the Board was presented with a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Fund’s total operating expenses, the Board also considered the level of fee waivers and expense reimbursements, as applicable, and the net expense caps contractually agreed upon by Oaktree with respect to the Fund. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Expense Group and Expense Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether Oaktree was providing services at a cost that was competitive with other, similar funds. The Fund’s fee and expense rankings are discussed below relative to the median of the applicable expense grouping. In reviewing the expense rankings, the Board noted that a fund with fees and expenses that were below the median had fees and expenses that were less than the median fees and expenses of its peer group, while a fund with fees and expenses that were above the median had fees and expenses that were higher than the median fees and expenses of its peer group. The fund with the lowest expenses is ranked first and the fund with the highest expenses is ranked last within the applicable expense grouping.

Oaktree Diversified Income Fund. The Board considered and took note of the following with respect to the Fund: (i) the Fund’s contractual management fees at common asset levels ($250 million) were at the median of its Expense Group (ranked 3/5); (ii) the Fund’s actual total expenses for common and leveraged assets were below the median of its Expense Group (ranked 1/5) and above the median of its Expense Universe (ranked 45/65); (iii) the Fund’s actual total expenses for only common assets were below the median of its Expense Group (ranked 1/5) and Expense Universe (ranked 32/65); (iv) the Fund’s actual total expenses (excluding investment related expenses and taxes) for common and leveraged assets were at the median of its Expense Group (ranked 3/5) and above the median of the Expense Universe (ranked 65/65); (v) the Fund’s actual total expenses (excluding investment related expenses and taxes) for only common assets were below the median of its Expense Group (ranked 1/5) and above the median of the Expense Universe (ranked 58/65); (vi) the Fund’s actual management fees for common and leveraged assets were at the median of its Expense Group (ranked 3/5) and above the median of its Expense Universe (ranked 62/65); (vii) the Fund’s actual management fees for only common assets were below the median of its Expense Group (ranked 1/5) and above the median of the Expense Universe (ranked 50/65); (viii) the Fund’s actual non-management expenses for common and leveraged assets were above the median of its Expense Group (ranked 5/5) and Expense Universe (ranked 58/65); (ix) the Fund’s investment related expenses and taxes for common and leveraged assets were below the median of its Expense Group (ranked 1/5) and Expense Universe (ranked 9/65); (x) the Fund’s investment related expenses and taxes for only common assets were below the median of its Expense Group (ranked 1/5) and Expense Universe (ranked 4/65).

The Board was also asked to consider the management fees received by Oaktree with respect to other funds and accounts with similar investment strategies to the Fund, which include institutional and separately managed accounts. In comparing these fees, the Board considered certain differences between these accounts and the Fund, including the broader and more extensive scope of services provided to the Fund in comparison to institutional or separately managed accounts; the greater financial, regulatory and reputational risks in managing the Fund; and the impact on Oaktree and expenses associated with the more extensive regulatory regime to which the Fund is subject as compared to institutional or separately managed accounts.

The Board also considered Oaktree’s profitability and the benefits Oaktree and its affiliates received from its relationship with the Fund. Firstly, the Board noted that the Adviser had entered into a contractual expense limitation waiver for the Fund, in order to limit the Fund’s net operating expenses. The Board then reviewed Oaktree’s financial information and considered whether Oaktree had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services. Additionally, the Board considered the reasonableness of the management fees payable under the Advisory Agreement and took into account that the fees were consistent with management fees that Oaktree charged to comparable funds.

2024 Semi-Annual Report	73

OAKTREE DIVERSIFIED INCOME FUND INC. Board Considerations Relating to the Approval of the Investment Advisory Agreement (Unaudited) (continued)

The Board concluded that Oaktree and Brookfield had the financial resources necessary to perform their obligations under the Advisory Agreement and the Administration Agreement, respectively, and to continue to provide the Fund with the high quality services provided in the past. The Board also concluded that the management fees were reasonable in light of the factors discussed above.

THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE. The Board, including the Independent Directors, considered whether shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that as a result of being part of the Brookfield Fund Complex, the constituent funds, including the Fund, share common resources and may share certain expenses, and if the size of the complex increases, the Fund could incur lower expenses than it otherwise would achieve as a stand-alone entity. The Board noted, however, that although shareholders might benefit from lower operating expenses as a result of an increasing amount of assets spread over the fixed expenses of the Fund’s expense limitation agreement with the Adviser served to limit the Fund’s expenses until the Fund had the opportunity to grow its assets. The Board concluded that the management fee structure was reasonable in light of the factors discussed above.

OTHER FACTORS. In consideration of the Advisory Agreement, the Board also received information regarding Oaktree’s brokerage and soft dollar practices. The Board noted that, although Oaktree currently does not have any soft dollar arrangement in place, it follows the soft dollar practices and record keeping rules as promulgated under Section 28(e) of the Securities Exchange Act of 1934, as amended, and Rule 204-2 of the Investment Advisers Act of 1940, as amended. The Board considered that Oaktree is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from Brookfield that include information on brokerage commissions and execution throughout the year. The Board then considered other benefits that may be realized by Oaktree from its relationship with both Brookfield and the Fund. Among them, the Board recognized the opportunity to provide advisory services to additional funds and accounts and the reputational benefits. The Board also considered that Oaktree and Brookfield manage their investment operations independently of each other subject to an information barrier between the firms. The Board concluded that the benefits that may accrue to the Adviser by virtue of the Adviser’s relationship to the Fund were fair and reasonable in light of the costs of providing investment advisory services to the Fund and the ongoing commitment of Brookfield and Oaktree to the Fund.

74

OAKTREE DIVERSIFIED INCOME FUND INC. Dividend Reinvestment Plan (Unaudited)

The Fund intends to distribute substantially all of its net investment income to shareholders in the form of dividends. The Fund intends to declare and pay distributions quarterly from net investment income. In addition, the Fund intends to distribute any net capital gains earned from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. Unless Common Shareholders specify otherwise, dividends will be reinvested in Shares of the Fund in accordance with the Fund’s dividend reinvestment plan. The Fund may pay distributions from sources that may not be available in the future and that are unrelated to the Fund’s performance, such as from offering proceeds and/or borrowings.

The Fund has adopted a Dividend Reinvestment Plan (the “Plan”) that provides that, unless Common Shareholders elect to receive their distributions in cash, they will be automatically reinvested by U.S. Bancorp Fund Services, LLC (the “Plan Administrator”), in additional Shares. If Common Shareholders elect to receive distributions in cash, they will receive them paid by check mailed directly to them by the Plan Administrator. The Plan Administrator can be contacted through mail by writing to U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by phone at 1-855-862-5873.

Shares received under the Plan will be issued to Common Shareholders at their NAV on the ex-dividend date; there is no sales or other charge for reinvestment. Common Shareholders are free to withdraw from the Plan and elect to receive cash at any time by giving written notice to the Plan Administrator or by contacting the broker or dealer, who will inform the Fund.

The Plan Administrator provides written confirmation of all transactions in the shareholder accounts in the Plan, including information Common Shareholders may need for tax records. Any proxy Common Shareholders receive will include all Shares received under the Plan.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Fund and the Plan Administrator reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. If the Plan is amended to include such service charges, the Plan Administrator will include a notification to registered holders of Shares with the Plan Administrator.

Additional information about the Plan may be obtained from the Plan Administrator.

2024 Semi-Annual Report	75

OAKTREE DIVERSIFIED INCOME FUND INC. Joint Notice of Privacy Policy (Unaudited)

Brookfield Public Securities Group LLC (“PSG”), on its own behalf and on behalf of the funds managed by PSG and its affiliates, recognizes and appreciates the importance of respecting the privacy of our clients and shareholders. Our relationships are based on integrity and trust and we maintain high standards to safeguard your non-public personal information (“Personal Information”) at all times. This privacy policy (“Policy”) describes the types of Personal Information we collect about you, the steps we take to safeguard that information and the circumstances in which it may be disclosed.

If you hold shares of the Fund through a financial intermediary, such as a broker, investment adviser, bank or trust company, the privacy policy of your financial intermediary will also govern how your Personal Information will be shared with other parties.

WHAT INFORMATION DO WE COLLECT?

We collect the following Personal Information about you:

•   Information we receive from you in applications or other forms, correspondence or conversations, including but not limited to name, address, phone number, social security number, assets, income and date of birth.

•   Information about transactions with us, our affiliates, or others, including but not limited to account number, balance and payment history, parties to transactions, cost basis information, and other financial information.

•   Information we may receive from our due diligence, such as your creditworthiness and your credit history.

WHAT IS OUR PRIVACY POLICY?

We may share your Personal Information with our affiliates in order to provide products or services to you or to support our business needs. We will not disclose your Personal Information to nonaffiliated third parties unless 1) we have received proper consent from you; 2) we are legally permitted to do so; or 3) we reasonably believe, in good faith, that we are legally required to do so. For example, we may disclose your Personal Information with the following in order to assist us with various aspects of conducting our business, to comply with laws or industry regulations, and/or to effect any transaction on your behalf;

•   Unaffiliated service providers (e.g. transfer agents, securities broker-dealers, administrators, investment advisors or other firms that assist us in maintaining and supporting financial products and services provided to you);

•   Government agencies, other regulatory bodies and law enforcement officials (e.g. for reporting suspicious transactions);

•   Other organizations, with your consent or as directed by you; and

•   Other organizations, as permitted or required by law (e.g. for fraud protection).

When we share your Personal Information, the information is made available for limited purposes and under controlled circumstances designed to protect your privacy. We require third parties to comply with our standards for security and confidentiality.

HOW DO WE PROTECT CLIENT INFORMATION?

We restrict access to your Personal Information to those persons who require such information to assist us with providing products or services to you. It is our practice to maintain and monitor physical, electronic, and procedural safeguards that comply with federal standards to guard client nonpublic personal information. We regularly train our employees on privacy and information security and on their obligations to protect client information.

CONTACT INFORMATION

For questions concerning our Privacy Policy, please contact our client services representative at 1-855-777-8001.

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CORPORATE INFORMATION

Investment Adviser

Oaktree Fund Advisors, LLC

333 South Grand Avenue, 28th Floor

Los Angeles, California 90071

www.oaktreefunds.com

Administrator

Brookfield Public Securities Group LLC

Brookfield Place

225 Liberty Street, 35th Floor

New York, New York 10281-1048

www.brookfield.com

Please direct your inquiries to:

Investor Relations

Phone: 1-855-777-8001

E-mail: info@brookfieldoaktree.com

Transfer Agent

Shareholder inquiries relating to distributions, address changes and shareholder account information should be directed to the Fund’s transfer agent:

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

1-855-862-5873

Fund Accounting Agent & Sub-Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

111 South Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Paul Hastings LLP

200 Park Avenue

New York, New York 10166

Custodian

U.S. Bank National Association

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Directors of the Fund Edward A. Kuczmarski William H. Wright II Heather S. Goldman Stuart A. McFarland Betty Whelchel Brian F. Hurley	Chair of Board of Directors Chair of Audit Committee Chair of Governance Committee Director Director Director (Interested)
Officers of the Fund Brian F. Hurley Casey P. Tushaus Craig A. Ruckman Adam R. Sachs Mohamed S. Rasul	President Treasurer Secretary Chief Compliance Officer Assistant Treasurer

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

You may obtain a description of the Fund’s proxy voting policies and procedures, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC’s website at www.sec.gov.

brookfieldoaktree.com

info@brookfieldoaktree.com

855-777-8001

OAKTREE

2024 Oaktree Fund Advisors, LLC

(b)    Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)     Schedule of Investments is included as part of the report to stockholders filed under Item 1(a) of this Form.

(b)    Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the report to stockholders filed under Item 1(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (01/01/24-01/31/24)	—	—	—	—
Month #2 (02/01/24-02/29/24)(1)	96,644	$8.99	96,644	—
Month #3 (03/01/24-03/31/24)	—	—	—	—
Month #4 (04/01/24-04/30/24)	—	—	—	—
Month #5 (05/01/24-05/31/24)(2)	153,436	$9.09	153,436	—
Month #6 (06/01/24-06/30/24)	—	—	—	—
Total	250,080	—	250,080	—

____________

(1)      On January 8, 2024, the Registrant offered to repurchase up to 10.0% of the Registrant’s total outstanding shares as of February 12, 2024 (the “Repurchase Request Deadline”). On the Repurchase Request Deadline, 96,644 shares representing 0.4% of the Registrant’s total outstanding shares were repurchased.

(2)      On April 8, 2024, the Registrant offered to repurchase up to 10.0% of the Registrant’s total outstanding shares as of May 13, 2024 (the “Repurchase Request Deadline”). On the Repurchase Request Deadline, 153,436 shares representing 0.5% of the Registrant’s total outstanding shares were repurchased.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 16. Controls and Procedures.

(a)     The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)     Not Applicable.

(b)    Not Applicable.

Item 19. Exhibits.

(a)    (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c_1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Oaktree Diversified Income Fund Inc.
By (Signature and Title)*	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer
Date	September 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer
Date	September 3, 2024
By (Signature and Title)*	/s/ Casey P. Tushaus
Casey P. Tushaus, Principal Financial Officer
Date	September 3, 2024

____________

*        Print the name and title of each signing officer under his or her signature.